811-7505
--------------------------------------------------------------------------------
              As filed with the Securities and Exchange Commission

                                on March 5, 1999

                       Registration No. 333-447 811-7505
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                       ----------------------------------

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]

                         Pre-Effective Amendment No.
[ ]


                       Post-Effective Amendment No. 11
[X]


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]


                               Amendment No. 14
[X]
                        (Check appropriate box or boxes)


                               INTRUST FUNDS TRUST
               (Exact name of Registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219

                Address of Principal Executive Offices Zip Code)

       Registrant's Telephone Number, including Area Code: (888) 266-8787

                           Ellen F. Stoutamire, Esq.

                               BISYS Fund Services
                                3435 Stelzer Road

                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Steven R. Howard, Esq.

                    Paul, Weiss, Rifkind, Wharton & Garrison
                           1285 Avenue of the Americas

                          New York, New York 10019-6064

                  It is proposed that this filing will become effective:

                   X    immediately upon filing pursuant to Rule 485(b)
                  ---
                        on pursuant to Rule 485(b)
                  ---
                        75 days after filing pursuant to Rule 485(a)
                  ---
                        on              1999 pursuant to Rule 485(a)
                  ---     -------------,


Title of Securities being registered: Shares of Beneficial Interest, par value $0.001.

         Registrant has adopted a master-feeder operating structure for the International Multi-Manager Stock Fund. In that regard, this Post-Effective Amendment includes the signature pages for the AMR Investment Services Trust with respect to the International Equity Portfolio, of which the International Multi-Manager Stock Fund invests all of its investable assets.


         This post-effective amendment no. 11 to the registration statement on Form N-1A of INTRUST Fund Trust (the "Trust") relates only to the INTRUST series of the Trust. The prospectus describing the Institutional Service Class and the Institutional Premium Class of the Nest Egg Funds series of the Trust is hereby incorporated by reference to definitive form of such prospectus as filed pursuant to Rule 497 under the Securities Act of 1933 on December 31, 1999 (File No. 333-447). The Master Investment Portfolio has also executed this Registration Statement.

                               INTRUST FUNDS TRUST
                       REGISTRATION STATEMENT ON FORM N-1A



                              Cross Reference Sheet
                             Pursuant to Rule 495(a)


                        Under the Securities Act of 1933




                                MONEY-MARKET FUND
                              SHORT-TERM BOND FUND

                             INTERMEDIATE BOND FUND
                                   STOCK FUND

                     INTERNATIONAL MULTI-MANAGER STOCK FUND
                           KANSAS TAX-EXEMPT BOND FUND


N-1A ITEM NO.--PART A
LOCATION--PROSPECTUS CAPTION
---------------------------------------------------------------------------------------------------------

Item 1                               Fund and Back Cover Page            Front Cover; Back Cover Page


Item 2                               Risk/Return Summary                 Risk/Return Summary

Item 3                               Risk/Return Summary:  Fee Table     Risk/Return Summary:  Fee Table

Item 4                               Investment Objectives, Principal    Investment Objective, Strategies
                                     Investment Strategies and Related   and Risks
                                     Risks

Item 5                               Management's Discussion of Fund     Risk/Return Summary and Fund
                                     Performance                         Expenses

Item 6                               Management, Organization and        Fund Management
                                     Capital Structure

Item 7                               Shareholder Information             Shareholder Information

Item 8                               Distribution Arrangements           Distribution Arrangements/ Sales
                                                                         Charges

Item 9                               Financial Highlights Information    Financial Highlights


                3

                                   QUESTIONS?
                           Call 888-266-8787 or your
                           investment representative.
                                 INTRUST FUNDS

                                   STOCK FUND
                     INTERNATIONAL MULTI-MANAGER STOCK FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                          KANSAS TAX-EXEMPT BOND FUND
                               MONEY MARKET FUND

                                   PROSPECTUS

                                 MARCH 5, 1999


                                    INTRUST
                          INTRUST FUNDS ARE MANAGED BY
                               INTRUST BANK, N.A.

                     THE SECURITIES AND EXCHANGE COMMISSION
                     HAS NOT APPROVED THE SHARES DESCRIBED
                        IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                    LOGO
                                    LOGO
                                     Q
Carefully review this                               3  Stock Fund
important section, which                            7  International Multi-Manager Stock Fund
summarizes each Fund's                             11  Short-Term Bond Fund
investments, risks, past                           15  Intermediate Bond Fund
performance, and fees.                             19  Kansas Tax-Exempt Bond Fund
                                                   23  Money Market Fund

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                    LOGO
                                    LOGO
                                     Q
Review this section for                            27  Stock Fund
information on investment                          29  International Multi-Manager Stock Fund
strategies and their risks.                        31  Short-Term Bond Fund
                                                   33  Intermediate Bond Fund
                                                   35  Kansas Tax-Exempt Bond Fund
                                                   37  Money Market Fund

                                                FUND MANAGEMENT

                                    LOGO
                                    LOGO
                                     Q
Review this section for                            40  The Investment Adviser
details on the people and                          40  INTRUST Portfolio Managers
organizations who oversee                          40  Sub-Advisers
the Funds.                                         41  The Distributor

                                                SHAREHOLDER INFORMATION

                                    LOGO
                                    LOGO
                                     Q
Review this section for                            42  Pricing of Fund Shares
details on how shares are                          43  Purchasing and Adding to Your Shares
valued, how to purchase,                           46  Selling Your Shares
sell and exchange shares,                          48  General Policies on Selling Shares
related charges and payments                       50  Distribution Arrangements/Sales Charges
of dividends and                                   51  Dividends, Distributions and Taxes
distributions.                                     52  Exchanging Your Shares

                                                FINANCIAL HIGHLIGHTS

                                    LOGO
                                    LOGO
                                     Q
                                                   53

                                                BACK COVER

                                    LOGO
                                    LOGO
                                     Q
                                                       Where to Learn More About the Funds

                                        2
                                                              TABLE OF CONTENTS

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo
                                                         Q

                                               RISK/RETURN SUMMARY OF THE
                                               STOCK FUND


    INVESTMENT OBJECTIVE              The Fund's goal is to provide investors with long-term
                                      capital appreciation.

    PRINCIPAL                         The Fund invests primarily in U.S. equity securities issued
    INVESTMENT STRATEGIES             by companies with large market capitalizations (over $5
                                      billion) at the time of purchase. The equity securities in which the Fund primarily invests include common stock,
                                      securities convertible into common stock, preferred stock,
                                      American Depositary Receipts ("ADRs"), and warrants. The
                                      Fund's adviser uses a value oriented approach to selecting stocks by identifying stocks that it considers undervalued
                                      (i.e. priced less than its real worth). The Fund's adviser also considers the company's soundness and earnings
                                      prospects. If the Fund's adviser determines a company may no longer benefit from the current market and economic
                                      environment and shows declining fundamentals, it will
                                      eliminate the Fund's holding of the company's stock.

    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund, will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      Other risks include:

      INVESTMENT                      Investment style risk is the chance that returns from
       STYLE RISK                     large-capitalization stocks, selected using a value oriented approach, will trail returns from other asset classes or the overall stock market.

      MARKET RISK                     Market risk is the chance that the value of the Fund's
                                      investments in stocks will decline due to drops in the stock market.

      FOREIGN INVESTING               Overseas investing carries potential risks, including
                                      currency, political and foreign issuer risks, not associated with domestic investments.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                   - seeking a long-term goal such as retirement
                                      - looking to add a value oriented component to your
                                        portfolio
                                      This Fund will not be appropriate for anyone:
                                      - seeking monthly income
                                      - pursuing a short-term goal or investing emergency reserves
                                      - seeking safety of principal

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.


                                        3
-

                                               STOCK FUND
   The chart on this page
   shows how the Stock Fund
   has performed during its
   first full calendar year.
   The table below it compares
   the Fund's performance over
   time to that of the S&P
   500(R) Index, a widely
   recognized, unmanaged index
   of common stocks. This
   table gives some indication
   of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market
   performance.

   Both the chart and the
   table assume reinvestment
   of dividends and
   distributions and reflect
   voluntary fee reductions.
   Without voluntary fee
   reductions, the Fund's
   performance would have been
   lower.

   The returns for the Premium
   Class will differ from the
   Service Class returns
   because of differences in
   expenses of each class.
   Premium Class has not yet
   been offered to the public.
   Of course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                              PERFORMANCE BAR CHART AND TABLE
                                              TOTAL RETURN AS OF 12/31/98
                                              FOR SERVICE CLASS SHARES

'1998'                                                                           9.85

                                                 Best quarter:  Q2
                                                 1998     +12.03%
                                                 Worst quarter: Q3
                                                 1998                  -9.48%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1998)

                                                                PAST      SINCE
                                                INCEPTION       YEAR    INCEPTION
                                              -----------------------------------
 SERVICE CLASS                                    1/21/97       9.85%    14.42%
                                              -----------------------------------
 S&P 500(R) INDEX                                 1/23/97      28.58%    28.77%
---------------------------------------------------------------------------------

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo

                                        4
-

                                               STOCK FUND
                                               FEES AND EXPENSES

                                          SHAREHOLDER FEES
                                          (FEES PAID BY
                                          YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

                                                                                   None             None

                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (FEES PAID FROM
                                          FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

                                          Management fee(1,3)                     1.00%            1.00%
                                          Distribution (12b-1) fee(2,3)           0.25%            0.75%
                                          Other expenses                          0.45%            0.95%
                                          Total Fund operating expenses           1.70%            2.70%
                                          Fee Waiver(1,2,3)                       0.38%            0.88%
                                          Net Expenses(3)                         1.32%            1.82%

   As an investor in the
   Stock Fund, you will pay
   the following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.

   (1) INTRUST Bank is currently contractually limiting its advisory fees paid by the Fund on an annual basis to 0.87%.

   (2) BISYS is currently contractually waiving its entire Distribution Fee.

   (3) The contractual expense limitations are in effect through October 31, 1999.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo
                                        5
-

                                               STOCK FUND
                                               EXPENSE EXAMPLE
   USE THE TABLE AT RIGHT TO
   COMPARE FEES AND EXPENSES
   WITH THOSE OF OTHER FUNDS. IT
   ILLUSTRATES THE AMOUNT OF
   FEES AND EXPENSES YOU WOULD
   PAY, ASSUMING THE FOLLOWING:
     - $10,000 INVESTMENT
     - 5% ANNUAL RETURN
     - REDEMPTION AT THE END OF
       EACH PERIOD
     - NO CHANGES IN THE FUND'S
       EXPENSES EXCEPT THE
       EXPIRATION OF THE CURRENT
       CONTRACTUAL FEE WAIVERS
       ON OCTOBER 31, 1999

   BECAUSE THIS EXAMPLE IS
   HYPOTHETICAL AND FOR
   COMPARISON ONLY, YOUR ACTUAL
   COSTS WILL BE DIFFERENT.

                                                                                     1       3         5        10
                                                STOCK FUND                        YEAR   YEARS     YEARS     YEARS
                                                SERVICE SHARES                   $ 134   $ 499   $   887   $ 1,977

                                                PREMIUM SHARES                   $ 185   $ 755   $ 1,352   $ 2,967

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo

                                        6
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo
                                                         Q

                                               RISK/RETURN SUMMARY OF THE
                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND
   The Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in another investment company. The Fund invests all of its assets in the International Equity Portfolio (the "Portfolio"), a series of the AMR Investment Services Trust ("AMR Trust"). The Portfolio is managed by AMR Investment Services, Inc. (the "Manager"). The Portfolio's investment objective is identical to the Fund's investment objective. The Fund may withdraw its assets from the Portfolio at any time if the Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. In such event, the Board would consider alternative arrangements such as investing all of the Fund's assets in another investment company with the same investment objective as the Fund or, alternatively, requesting that INTRUST Bank, as the investment adviser to the Fund, manage the Fund's assets directly. The Board of Trustees may take such actions without shareholder approval. Statements regarding investments by the Fund refer to investments made by the Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either the Fund or its Portfolio.

    INVESTMENT OBJECTIVE              The Fund's goal is to provide investors with long-term
                                      capital appreciation. The Fund seeks its objective by
                                      investing in equity securities of issuers based outside of the United States.
    PRINCIPAL                         In attempting to achieve its investment objective, the Fund
    INVESTMENT STRATEGIES             invests, under ordinary circumstances, at least 65% of its total assets in common stocks and securities convertible
                                      into common stocks of issuers in at least three different
                                      countries located outside the United States. However, the
                                      Fund generally invests in excess of 80% of its net assets in such securities.
                                      The Manager selects securities based upon a country's
                                      economic outlook, market valuation and potential changes in currency exchange rates. When purchasing equity securities, primary emphasis will be placed on undervalued securities
                                      with above average growth expectations.
    PRINCIPAL INVESTMENT RISKS        The value of the Fund's investments, and the value of your investments in the Fund will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      Other risks include:
      MARKET RISK                     Market risk is the chance that the value of the Fund's
                                      investments in stocks will decline due to drops in the stock market.
      FOREIGN INVESTING               Overseas investing carries potential risks, including
                                      currency, political and foreign issuer risks, not associated with domestic investments.
    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                   - Seeking a long-term goal such as retirement
                                      - Looking to add a growth component to your portfolio
                                      - Willing to accept higher risks of investing in the
                                      international stock market
                                      This Fund will not be appropriate for anyone:
                                      - Seeking monthly income
                                      - Pursuing a short-term goal or investing emergency reserves
                                      - Seeking safety of principal
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                        7
-

   The chart and table on this
   page show how the
   International Multi-Manager
   Stock Fund has performed from
   year to year. This performance
   includes the performance of
   the Portfolio in which the
   International Multi-Manager
   Stock Fund currently invests
   100% of its assets and the
   American AAdvantage
   International Equity Fund (the
   "Predecessor"). The
   Predecessor was organized on
   August 7, 1991 and operated as
   a stand alone fund until it
   became one of the initial
   feeder trusts of the Portfolio
   when the American AAdvantage
   Funds reorganized into a
   master-feeder structure on
   November 1, 1995. The
   performance shown in the chart
   and table represents: the
   actual performance of the Fund
   since January 20, 1997, (its
   inception); the actual
   performance of the Portfolio
   from November 1, 1995 (its
   inception) through January 19,
   1997; and the performance of
   the Predecessor from August 7,
   1991 (its inception) through
   October 31, 1995. This
   performance would have been
   significantly lower, taking
   into account the current fees
   of the International
   Multi-Manager Stock Fund,
   because the Portfolio's
   performance reflects no fees
   at the feeder level.


   The bar chart provides some
   indication of the risks of
   investing in the Fund by
   showing changes in the Fund's
   performance from year to year.
   The table below it compares
   the Fund's performance over
   time to that of the Morgan
   Stanley Capital International
   Europe, Australia and Far East
   (EAFE) Index, a widely
   recognized, unmanaged
   representative of the
   aggregate performance of
   international stock markets.

   Both the chart and the table
   assume reinvestment of
   dividends and distributions
   and reflect voluntary fee
   reductions. Of course, past
   performance does not indicate
   how the Fund will perform in
   the future.
                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND
                                               PERFORMANCE BAR
                                               CHART AND TABLE
                                               YEAR-BY-YEAR TOTAL RETURNS AS OF
                                               12/31 FOR
                                               SERVICE CLASS SHARES

 1992                                                                           -11.13%
 1993                                                                            42.51%
 1994                                                                             0.86%
 1995                                                                            17.86%
 1996                                                                            20.12%
 1997                                                                             8.93%
 1998                                                                            11.29%

                                      Reflects total return for the Fund, the
                                      Portfolio and the Predecessor. Returns
                                      would have been lower had expense waivers or reimbursements not been in effect.


                                      The returns for the Premium Class will
                                      differ from the Service Class returns
                                      because of differences in expenses of each class. Premium Class has not yet been offered to the public.


                                                 Best quarter:  Q4
                                                 1998                    +15.10%
                                                 Worst quarter: Q3
                                                 1998                    -15.66%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1998)

                                                          PAST    PAST 5      SINCE
                                              INCEPTION   YEAR     YEARS    INCEPTION
                                              ---------------------------------------
 SERVICE CLASS                                  8/7/91    11.29%   11.60%    11.56%
                                              ---------------------------------------
 EAFE INDEX                                    7/31/91    20.33%    9.50%     9.38%
-------------------------------------------------------------------------------------


                                        8
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND
                                               FEES AND EXPENSES

                                          SHAREHOLDER FEES
                                          (FEES PAID BY
                                          YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

                                                                                   None             None

                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (FEES PAID FROM
                                          FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

                                          Management fee(1,3)                     0.88%            0.88%
                                          Distribution (12b-1) fee(2,3)           0.25%            0.75%
                                          Other expenses(3)                       0.49%            0.99%
                                          Total Fund Operating expenses           1.62%            2.62%
                                          Fee Waiver(1, 2, 3)                     0.33%            0.83%
                                          Net Expenses(3)                         1.29%            1.79%

   As an investor in the
   International
   Multi-Manager Stock Fund,
   you will pay the following
   fees and expenses when you
   buy and hold shares.
   Annual Fund operating
   expenses are paid out of
   Fund assets, and are
   reflected in the share
   price.

   (1) INTRUST Bank is entitled to receive 0.40% in advisory fees from the Fund. INTRUST Bank is currently contractually limiting its advisory fees paid by the Fund on an annual basis to 0.35%. Because the Fund invests all of its assets in the Portfolio, the Fund must pay its proportionate share of advisory fees (0.48%) to the Portfolio. In the event the Fund does not invest all of its assets in the Portfolio or in any other investment company, INTRUST Bank may receive up to 1.25% in advisory fees from the Fund.

   (2) BISYS is currently contractually waiving its entire Distribution fee.

   (3) The contractual expense limitations are in effect through October 31, 1999. In addition to administration fees paid by the Fund to BISYS, the Fund must pay its proportionate share of administration fees to the Manager. BISYS is currently contractually limiting its administration fees to 0.12%. INTRUST's Board of Trustees believes that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses that the Fund would incur if its assets were invested directly in foreign securities.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo
                                        9
-

                                               INTERNATIONAL MULTI-MANAGER STOCK
                                               FUND
                                               EXPENSE EXAMPLE

   USE THE TABLE AT RIGHT TO
   COMPARE FEES AND EXPENSES
   WITH THOSE OF OTHER FUNDS. IT
   ILLUSTRATES THE AMOUNT OF
   FEES AND EXPENSES YOU WOULD
   PAY, ASSUMING THE FOLLOWING:
     - $10,000 INVESTMENT
     - 5% ANNUAL RETURN
     - REDEMPTION AT THE END OF
       EACH PERIOD
     - NO CHANGES IN THE FUND'S
       EXPENSES EXCEPT THE
       EXPIRATION OF THE CURRENT
       CONTRACTUAL FEE WAIVERS
       ON OCTOBER 31, 1999

   BECAUSE THIS EXAMPLE IS
   HYPOTHETICAL AND FOR
   COMPARISON ONLY, YOUR ACTUAL
   COSTS WILL BE DIFFERENT.

                                                INTERNATIONAL MULTI-MANAGER        1         3         5        10
                                                STOCK FUND                       YEAR    YEARS     YEARS     YEARS
                                                SERVICE SHARES                   $ 131   $ 479   $   850   $ 1,894

                                                PREMIUM SHARES                   $ 182   $ 736   $ 1,316   $ 2,892

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo

                                       10
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo
                                                         Q

                                               RISK/RETURN SUMMARY OF THE
                                               SHORT-TERM BOND FUND

    INVESTMENT OBJECTIVES             The Fund's goal is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal.
    PRINCIPAL                         The Fund invests primarily in investment grade short-term
    INVESTMENT STRATEGIES             debt obligations such as U.S. Government Securities,
                                      corporate bonds and asset-backed securities (including
                                      mortgage-backed securities).
                                      The bonds maturities (i.e. the date when a bond issuer
                                      agrees to return the bond's principal, or face value, to the bond's buyer) will range from short-term (including
                                      overnight) to 12 years. Under normal conditions, the Fund
                                      intends to maintain an average maturity of between 1 and 3 years, when weighted according to the Fund's holdings. At
                                      least 65% of the Fund's total assets will be invested in
                                      bonds that are rated, at the time of purchase, within the
                                      three highest long-term or two highest short-term rating
                                      categories assigned by a nationally recognized statistical rating organization, such as Moody's, Standard & Poor's or
                                      Fitch Investors Services, Inc., or which are unrated and
                                      determined by the Adviser to be of comparable quality.
    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      Other risks include:
      INTEREST RATE RISK              Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates.
      CREDIT RISK                     Credit risk is the chance that a bond issuer will fail to
                                      repay interest and principal in a timely manner, reducing
                                      the Fund's return.
      PREPAYMENT RISK                 The Fund's investments in mortgage-related securities are
                                      subject to the risk that the principal amount of the
                                      underlying mortgage may be repaid prior to the bond's
                                      maturity date. Prepayment exposes the Fund to the risk of
                                      lower return upon subsequent reinvestment of the principal.
      INCOME RISK                     Income risk is the chance that falling interest rates will cause the Fund's income to decline.
    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                   - looking to add a monthly income component to your
                                        portfolio
                                      - willing to accept the risks of price and dividend
                                        fluctuations
                                      This Fund will not be appropriate for anyone:
                                      - investing emergency reserves
                                      - seeking the highest assurance of safety of principal

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

                                       11
-

   The chart on this page
   shows how the Short-Term
   Bond Fund has performed
   during its first full
   calendar year. The table
   below it compares the
   Fund's performance over
   time to that of the Lehman
   Brothers 1-3 Year
   Government Bond Index, a
   widely recognized,
   unmanaged index generally
   representative of
   short-term government
   bonds. The table also
   compares the Fund's
   performance to that of the
   Lipper Short Investment
   Grade Universe Average to
   show how the Fund's
   performance compares with
   the returns of an index of
   funds with investment
   objectives similar to the
   Fund's. This table gives
   some indication of the
   risks of an investment in
   the Fund by comparing the
   Fund's performance with a
   broad measure of market
   performance.

   Both the chart and the
   table assume reinvestment
   of dividends and
   distributions and reflect
   voluntary fee reductions.
   Without voluntary fee
   reduction, the Fund's
   performance would have been
   lower.

   The returns for the Premium
   Class will differ from the
   Service Class returns shown
   in the bar chart because of
   differences in expenses of
   each class. Premium Class
   has not yet been offered to
   the public. Of course, past
   performance does not
   indicate how the Fund will
   perform in the future.
                                               SHORT-TERM BOND FUND
                                               PERFORMANCE BAR CHART AND TABLE
                                               TOTAL RETURNS AS OF 12/31/98 FOR
                                               SERVICE CLASS SHARES

                                    LOGO

                                                 Best quarter:  Q3
                                                 1998     +2.81%
                                                 Worst quarter: Q4
                                                 1998                  +.75%

                                               AVERAGE ANNUAL TOTAL RETURNS*
                                               (for the periods ending
                                               December 31, 1998)

                                                              PAST      SINCE
                                                INCEPTION     YEAR    INCEPTION
                                              ---------------------------------
 SERVICE CLASS                                   1/21/97       6.63%     6.51%
                                              ---------------------------------
 LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND
 INDEX                                           1/31/97       6.97      6.85
                                              ---------------------------------
 LIPPER SHORT INVESTMENT GRADE UNIVERSE
 AVERAGE                                         1/31/97       5.74      6.14
-------------------------------------------------------------------------------

* For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo

                                       12
-

                                               SHORT-TERM BOND FUND
                                               FEES AND EXPENSES

                                          SHAREHOLDER FEES
                                          (FEES PAID BY
                                          YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

                                                                                   None             None

                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (FEES PAID FROM
                                          FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

                                          Management fee(1, 3)                    0.40%            0.40%
                                          Distribution (12b-1) fee(2, 3)          0.25%            0.75%
                                          Other expenses                          0.48%            0.98%
                                          Total Fund operating expenses           1.13%            2.13%
                                          Fee waiver(1, 2, 3)                     0.46%            0.96%
                                          Net expenses(3)                         0.67%            1.17%

   As an investor in the
   Short-Term Bond Fund, you
   will pay the following
   fees and expenses when you
   buy and hold shares.
   Annual Fund operating
   expenses are paid out of
   Fund assets, and are
   reflected in the share
   price.

   (1) INTRUST Bank is currently contractually limiting its advisory fees paid by the Fund on an annual basis to 0.19%.

   (2) BISYS is currently contractually waiving its entire Distribution fee.

   (3) The contractual expense limitations are in effect through October 31, 1999.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo
                                       13
-

                                               SHORT-TERM BOND FUND
                                               EXPENSE EXAMPLE
   USE THE TABLE AT RIGHT TO
   COMPARE FEES AND EXPENSES
   WITH THOSE OF OTHER FUNDS. IT
   ILLUSTRATES THE AMOUNT OF
   FEES AND EXPENSES YOU WOULD
   PAY, ASSUMING THE FOLLOWING:
     - $10,000 INVESTMENT
     - 5% ANNUAL RETURN
     - REDEMPTION AT THE END OF
       EACH PERIOD
     - NO CHANGES IN THE FUND'S
       EXPENSES EXCEPT THE
       EXPIRATION OF THE CURRENT
       CONTRACTUAL FEE WAIVERS
       ON OCTOBER 31, 1999
   BECAUSE THIS EXAMPLE IS
   HYPOTHETICAL AND FOR
   COMPARISON ONLY, YOUR ACTUAL
   COSTS WILL BE DIFFERENT.

                                                                                     1       3         5        10
                                                SHORT-TERM BOND FUND              YEAR   YEARS     YEARS     YEARS

                                                SERVICE SHARES                   $  68   $ 313   $   578   $ 1,333

                                                PREMIUM SHARES                   $ 119   $ 574   $ 1,056   $ 2,386

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo

                                       14
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo
                                                         Q

                                               RISK/RETURN SUMMARY OF THE
                                               INTERMEDIATE BOND FUND


    INVESTMENT OBJECTIVE              The Fund's goal is to provide investors with a competitive total return. A high level of current income is an important consideration in achieving the Fund's goal.
    PRINCIPAL                         The Fund invests primarily in high quality fixed income
    INVESTMENT STRATEGIES             securities such as U.S. Government Securities, corporate
                                      bonds and asset-backed securities (including mortgage-backed securities). A minimum of 65% of the Fund's total assets
                                      will be invested in securities that are rated, at the time of purchase, "A" or better by a primary credit rating agency and the Fund will seek to maintain a minimum average
                                      portfolio quality rating of "AA."
                                      Under normal conditions, the Fund intends to hold securities with maturities primarily between 1 and 10 years with an
                                      average maturity of between 3 and 5 years, when weighted
                                      according to the Fund's holdings. The maturity is the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer. The Fund focuses on
                                      maximizing income from bonds having strong credit qualities.
                                      The Fund's adviser may sell a security if its fundamental
                                      qualities deteriorate or to take advantage of more
                                      attractive yield opportunities.
    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      Other risks include:
      INTEREST RATE RISK              Interest rate risk is the chance that the market value of
                                      the bonds that the Fund holds will decline due to rising
                                      interest rates.
      PREPAYMENT RISK                 The Fund's investments in mortgage-related securities are
                                      subject to the risk that the principal amount of the
                                      underlying mortgage may be repaid prior to the bond's
                                      maturity date. Prepayment exposes the Fund to the risk of
                                      lower return upon subsequent reinvestment of the principal.
      CREDIT RISK                     Credit risk is the chance that a bond issuer will fail to
                                      repay interest and principal in a timely manner, reducing
                                      the Fund's return.
      INCOME RISK                     Income risk is the chance that falling interest rates will cause the Fund's income to decline.
    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                   - looking to add a monthly income component to your
                                        portfolio
                                      - willing to accept the risks of price and dividend
                                        fluctuations
                                      This Fund will not be appropriate for anyone:
                                      - investing emergency reserves
                                      - seeking the highest assurance of safety of principal
                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.


                                       15
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

                                               INTERMEDIATE BOND FUND
   The chart on this page
   shows how the Intermediate
   Bond Fund has performed
   during its first full
   calendar year. The table
   below it compares the
   Fund's performance over
   time to that of the Lehman
   Brothers Intermediate
   Government/ Corporate Bond
   Index, a widely recognized,
   unmanaged index generally
   representative of
   intermediate government and
   corporate bonds. The table
   also compares the Fund's
   performance to that of the
   Lipper Intermediate
   Investment Grade Universe
   Average to show how the
   Fund's performance compares
   with the returns of an
   index of funds with
   investment objectives
   similar to the Fund's. This
   table gives some indication
   of the risks of an
   investment in the Fund by
   comparing the Fund's
   performance with a broad
   measure of market
   performance.

   Both the chart and the
   table assume reinvestment
   of dividends and
   distributions and reflect
   voluntary fee reductions.
   Without voluntary fee
   reductions, the Fund's
   performance would have been
   lower.

   The returns for the Premium
   Class will differ from the
   Service Class returns shown
   in the bar chart because of
   differences in expenses of
   each class. Premium Class
   has not yet been offered to
   the public. Of course, past
   performance does not
   indicate how the Fund will
   perform in the future.
                                               PERFORMANCE BAR CHART AND TABLE
                                               TOTAL RETURN AS OF 12/31/98 FOR
                                               SERVICE CLASS SHARES

                                    LOGO         1998      7.36%

                                                 Best quarter:  Q3
                                                 1998     +4.00%
                                                 Worst quarter: Q4
                                                 1998                 -0.08%

                                                 AVERAGE ANNUAL TOTAL
                                                 RETURNS*
                                                 (for the periods ending
                                                 December 31, 1998)

                                                INCEPTION     PAST YEAR   SINCE INCEPTION
                                              -------------------------------------------
 SERVICE CLASS                                   1/21/97        7.36%           7.82%
                                              -------------------------------------------
 LEHMAN BROTHERS INTERMEDIATE
 GOVERNMENT/CORPORATE BOND INDEX                 1/31/97        8.44%           8.30%
                                              -------------------------------------------
 LIPPER INTERMEDIATE INVESTMENT
 GRADE UNIVERSE AVERAGE                          1/31/97        7.87%           8.53%
-----------------------------------------------------------------------------------------

*For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.


                                       16
-

                                               INTERMEDIATE BOND FUND
                                               FEES AND EXPENSES

                                          SHAREHOLDER FEES
                                          (FEES PAID BY
                                          YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

                                                                                   None             None

                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (FEES PAID FROM
                                          FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

                                          Management fee(1, 3)                    0.40%            0.40%
                                          Distribution (12b-1) fee(2, 3)          0.25%            0.75%
                                          Other expenses                          0.49%            0.99%
                                          Total Fund operating expenses           1.14%            2.14%
                                          Fee waivers(1, 2, 3)                    0.36%            0.86%
                                          Net expenses(3)                         0.78%            1.28%

   As an investor in the
   Intermediate Bond Fund,
   you will pay the following
   fees and expenses when you
   buy and hold shares.
   Annual Fund operating
   expenses are paid out of
   Fund assets, and are
   reflected in the share
   price.

   (1) INTRUST Bank is currently contractually limiting its advisory fees paid by the Fund on an annual basis to 0.29%.

   (2) BISYS is currently contractually waiving its entire Distribution fee.

   (3) The contractual expense limitations are in effect through October 31, 1999.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                           Q             logo
                                       17
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

                                               INTERMEDIATE BOND FUND
                                               EXPENSE EXAMPLE
   USE THE TABLE AT RIGHT TO
   COMPARE FEES AND EXPENSES
   WITH THOSE OF OTHER FUNDS. IT
   ILLUSTRATES THE AMOUNT OF
   FEES AND EXPENSES YOU WOULD
   PAY, ASSUMING THE FOLLOWING:

     - $10,000 INVESTMENT
     - 5% ANNUAL RETURN
     - REDEMPTION AT THE END OF
       EACH PERIOD
     - NO CHANGES IN THE FUND'S
       EXPENSES EXCEPT THE
       EXPIRATION OF THE CURRENT
       CONTRACTUAL FEE WAIVERS
       ON OCTOBER 31, 1999

   BECAUSE THIS EXAMPLE IS
   HYPOTHETICAL AND FOR
   COMPARISON ONLY, YOUR ACTUAL
   COSTS WILL BE DIFFERENT.



                                                                                     1       3         5        10
                                                INTERMEDIATE BOND FUND            YEAR   YEARS     YEARS     YEARS

                                                SERVICE SHARES                   $  80   $ 327   $   593   $ 1,354

                                                PREMIUM SHARES                   $ 130   $ 587   $ 1,070   $ 2,405

  RISK/RETURN SUMMARY AND FUND EXPENSES

                                                         logo
                                                         TRIANGLE

                                               RISK/RETURN SUMMARY OF THE
                                               KANSAS TAX-EXEMPT BOND FUND


    INVESTMENT OBJECTIVES             The Kansas Tax-Exempt Bond Fund's goal is to preserve
                                      capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.

    PRINCIPAL                         The Fund invests primarily in municipal obligations with
    INVESTMENT STRATEGIES             maturities ranging from 1 to 20 years. It is the intent of the Adviser to maintain an effective average weighted
                                      maturity between 7 and 12 years. Under normal conditions,
                                      the Fund will invest at least 80% of its net assets in
                                      municipal obligations which produce interest that is, in the opinion of bond counsel, exempt from federal income tax and at least 65% of its total assets in municipal obligations
                                      which are exempt from Kansas state income taxes. Under
                                      normal conditions, the Fund will invest at least 80% of its net assets in securities the income from which is not
                                      subject to the alternative minimum tax. The Fund will not
                                      purchase securities which are rated, at the time of
                                      purchase, below "BBB" by Moody's Investor Services, Inc. or below "Baa" by Standard & Poors Corporation. The Fund is
                                      managed to provide an attractive yield from municipal bonds that have strong credit qualities. Municipalities with these strong credit qualities are more likely to offer a reliable stream of payments. The Fund's adviser may sell a security if its fundamental qualities deteriorate or to take
                                      advantage of more attractive yield opportunities.

    PRINCIPAL                         The value of the Fund's investments, and the value of your
    INVESTMENT RISKS                  investments in the Fund will fluctuate with market
                                      conditions. You may lose money on your investment in the
                                      Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
                                      The Fund is subject to several risks, any of which could
                                      cause investors to lose money. These include:

          STATE SPECIFIC RISKS        State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its
                                      municipalities, is more vulnerable to unfavorable
                                      developments in Kansas than funds that invest in municipal bonds of many different states.

          INTEREST RATE RISK          Interest rate risk is the chance that bond prices overall
                                      will decline over short or even long periods due to rising interest rates.

          INCOME RISK                 Income risk is the chance that falling interest rates will cause the Fund's income to decline.

          CREDIT RISK                 Credit risk is the chance that a bond issuer will fail to
                                      repay interest and principal in a timely manner, reducing
                                      the Fund's return.

          WHO MAY                     Consider investing in the Fund if you are:
          WANT TO INVEST?             - seeking a long-term goal such as retirement
                                      - looking to reduce federal and Kansas taxes on investment income
                                      - seeking current income exempt from both federal and Kansas state income taxes

                                      This Fund will not be appropriate for anyone:
                                      - investing through a tax-exempt retirement plan
                                      - pursuing an aggressive high growth investment strategy
                                      - seeking a stable share price

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.


                                       19
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

                                                             KANSAS TAX-EXEMPT BOND FUND
   The chart and table on this
   page show how the Kansas
   Tax-Exempt Bond Fund and                                  PERFORMANCE BAR CHART AND TABLE
   its predecessor have                                      YEAR-BY-YEAR TOTAL RETURNS AS OF
   performed and how its                                     12/31 FOR
   performance has varied from                               SERVICE CLASS SHARES
   year to year. The
   information provides some
   indication of the risks of                   1991    1992     1993     1994     1995    1996    1997    1998
   investing in the Fund by
   showing changes in the                      8.84%   9.03%    10.00%   -2.27%   12.40%   3.95%   7.61%   5.73%
   Fund's performance from
   year to year and by showing
   how the Fund's average
   annual returns compare with
   those of a broad measure of                           Reflects total return for the Kansas Tax
   market performance. The                               Free Income Portfolio and the Fund. Actual
   table below it compares the                           returns would have been lower had expense
   Fund's performance over                               waivers or reimbursements not been in
   time to that of the Lehman                            effect. The Kansas Tax Free Income
   Brothers 7-Year General                               Portfolio's performance reflects fees and
   Obligation Index, a widely                            expenses that may be lower than fees for the
   recognized, unmanaged index                           Kansas Tax-Exempt Bond Fund. This
   generally representative of                           performance would have been lower if higher
   intermediate-term municipal                           fees and expenses were in effect.
   bonds.
                                                                      Best quarter:  Q1
   The Fund has been in                                               1995     +4.88%
   existence since December                                           Worst quarter: Q1
   10, 1990, but until                                                1994     -3.61%
   September 1, 1997 the Fund
   was organized as the Kansas                                        AVERAGE ANNUAL TOTAL
   Tax Free Income Portfolio                                          RETURNS
   of the SEI Tax Exempt                                              (for the periods ending
   Trust.                                                             December 31, 1998)*

   Both the chart and the
   table assume reinvestment
   of dividends and
   distributions and reflect
   voluntary fee reductions.


   The returns for the Premium
   Class will differ from the
   Service Class returns
   because of differences in
   expenses of each class.
   Premium Class has not yet
   been offered to the public.
   Of course, past performance
   does not indicate how the
   Fund will perform in the
   future.

                                                                                              SINCE
                                                INCEPTION     PAST YEAR    PAST 5 YEARS     INCEPTION
                                              ----------------------------------------------------------
 SERVICE CLASS                                 12/10/90          5.73%         5.38%        6.74%
                                              ----------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR GENERAL
 OBLIGATION INDEX                              12/31/90          6.23%         5.79%        7.36%
--------------------------------------------------------------------------------------------------------

*For current performance information, including the Fund's 30-day yield, call 1-888-266-8787.


                                       20
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

                                               KANSAS TAX-EXEMPT BOND FUND
                                               FEES AND EXPENSES

                                          SHAREHOLDER FEES
                                          (FEES PAID BY
                                          YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

                                          None                                     None             None

                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (FEES PAID FROM
                                          FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

                                          Management fee(1, 3)                    0.30%            0.30%
                                          Distribution (12b-1) fee(2, 3)          0.25%            0.75%
                                          Other expenses(3)                       0.45%            0.95%
                                          Total Fund operating expenses           1.00%            2.00%
                                          Fee waivers and reimbursements(1,
                                          2, 3)                                   0.40%            0.90%
                                          Net expenses(3)                         0.60%            1.10%

   As an investor in the
   Kansas Tax-Exempt Bond
   Fund, you will pay the
   following fees and
   expenses when you buy and
   hold shares. Annual Fund
   operating expenses are
   paid out of Fund assets,
   and are reflected in the
   share price.


   (1) INTRUST Bank is currently contractually waiving its advisory fees due from the Fund and reimbursing other expenses such that total expenses after fee waivers and expense limitations are limited to 0.60% for Service Shares and 1.10% for Premium Shares.


   (2) BISYS is currently contractually waiving its entire Distribution fee.

   (3) The contractual expense limitations are in effect through October 31, 1999.

                                       21
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

                                               KANSAS TAX-EXEMPT BOND FUND
                                               EXPENSE EXAMPLE

   USE THE TABLE AT RIGHT TO
   COMPARE FEES AND EXPENSES
   WITH THOSE OF OTHER FUNDS. IT
   ILLUSTRATES THE AMOUNT OF
   FEES AND EXPENSES YOU WOULD
   PAY, ASSUMING THE FOLLOWING:

     - $10,000 INVESTMENT
     - 5% ANNUAL RETURN
     - REDEMPTION AT THE END OF
       EACH PERIOD
     - NO CHANGES IN THE FUND'S
       EXPENSES EXCEPT THE
       EXPIRATION OF THE CURRENT
       CONTRACTUAL FEE WAIVERS
       ON OCTOBER 31, 1999

   BECAUSE THIS EXAMPLE IS
   HYPOTHETICAL AND FOR
   COMPARISON ONLY, YOUR ACTUAL
   COSTS WILL BE DIFFERENT.

                                                                                     1       3       5        10
                                                KANSAS TAX-EXEMPT BOND FUND       YEAR   YEARS   YEARS     YEARS

                                                SERVICE SHARES                   $  61   $ 279   $ 514   $ 1,188

                                                PREMIUM SHARES                   $ 112   $ 540   $ 995   $ 2,255


                                       22
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo


                                               RISK/RETURN SUMMARY OF THE
                                               MONEY MARKET FUND

    INVESTMENT OBJECTIVES             The Fund's objective is to provide investors current income, liquidity and the maintenance of a stable net asset value of
                                      $1.00 per share.
    PRINCIPAL                         The Fund invests primarily in high quality, U.S.
    INVESTMENT STRATEGIES             dollar-denominated short- term obligations which present
                                      minimal credit risks.
                                      The Fund invests in commercial paper, asset-backed
                                      securities, obligations of financial institutions and other high-quality money market instruments that mature in
                                      thirteen months or less. The Fund will invest more than 25%
                                      of the Fund's total assets in the banking industry.
    PRINCIPAL                         The Fund may not achieve as high a level of current income
    INVESTMENT RISKS                  as other funds that do not limit their investments to the
                                      high quality securities in which the Fund invests. Investors in the Fund should also be aware of the following risks:

      CREDIT RISK                     The securities in which the Fund invests are subject
                                      generally to the credit risk that the issuer of a security may be unable to make principal and interest payments when they are due or may be unable to fulfill an obligation to
                                      repurchase securities from the Fund.

      CONCENTRATION RISK              The Fund will invest more than 25% of its assets in
                                      obligations issued by the banking industry. The Money Market
                                      Fund's policy of concentrating in the banking industry could increase the Fund's exposure to economic or regulatory
                                      developments relating to or affecting banks. The financial conditions of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.

      INTEREST RATE RISK              Interest rate risk is the chance that bond prices overall
                                      will decline over short or even long periods due to rising interest rates.

      INCOME RISK                     Income risk is the chance that falling interest rates will cause the Fund's income to decline.
    ADDITIONAL RISKS                  An investment in the Fund is not a deposit of INTRUST Bank or any other bank and is not insured or guaranteed by the
                                      Federal Deposit Insurance Corporation or any other
                                      government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund
    WHO MAY                           Consider investing in the Fund if you:
    WANT TO INVEST?                   - Are seeking preservation of capital
                                      - Have a low risk tolerance
                                      - Are willing to accept lower potential returns in exchange for a high degree of safety
                                      - Are investing short-term reserves
                                      This Fund will not be appropriate for anyone:
                                      - Seeking high total returns
                                      - Pursuing a long-term goal or investing for retirement

                                       23
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

   The chart and table on this
   page show how the Money
   Market Fund has performed
   during its first full
   calendar year and the table
   includes the Fund's
   performance information
   since its inception. This
   information gives some
   indication of the risks of
   an investment in the Fund.
                                               MONEY MARKET FUND
                                               PERFORMANCE BAR
                                               CHART AND TABLE
                                               TOTAL RETURN AS OF 12/31/98
                                               FOR SERVICE CLASS SHARES

                                    LOGO       1998         5.09%
                                    The returns for the Premium Class will
                                    differ from the Service Class returns shown in the bar chart because of differences in expenses of each class. Premium Class has not yet been offered to the public. Both the table and the chart assume reinvestment of dividends and reflect voluntary fee reductions. Without voluntary fee reductions, the Fund's performance would have been lower. Of course, past performance does not indicate how the Fund will perform in the future.

                                                 Best
                                                 quarter:       Q3  1998  +1.28%
                                                 Worst
                                                 quarter:       Q4  1998  +1.20%

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     (for the periods ending
                                                     December 31, 1998)*

                                              FUND OR CLASS     PAST      SINCE
                                                INCEPTION       YEAR    INCEPTION
                                              -----------------------------------
 SERVICE CLASS                                    1/23/97       5.09%     5.08%
                                              -----------------------------------

* For current yield information on the Fund, call 1-888-266-8787. The Money Market Fund's yield appears in the Wall Street Journal each Thursday.


                                       24
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

                                                         MONEY MARKET FUND
                                                         FEES AND EXPENSES


                                          SHAREHOLDER FEES
                                          (FEES PAID BY
                                          YOU DIRECTLY)                       SERVICE SHARES   PREMIUM SHARES

                                                                                   None             None

                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (FEES PAID FROM
                                          FUND ASSETS)                        SERVICE SHARES   PREMIUM SHARES

                                          Management fee(1,3)                     0.25%            0.25%
                                          Distribution (12b-1) fee(2,3)           0.25%            0.75%
                                          Other expenses                          0.52%            1.02%
                                          Total Fund operating expenses           1.02%            2.02%
                                          Fee waivers(1,2,3)                      0.35%            0.85%
                                          Net expenses(3)                         0.67%            1.17%


   As an investor in the
   Money Market Fund, you
   will pay the following
   fees and expenses when you
   buy and hold shares.
   Annual Fund operating
   expenses are paid out of
   Fund assets, and are
   reflected in the share
   price.

   (1) INTRUST Bank is currently contractually limiting its advisory fees paid by the Fund on an annual basis to 0.15%.
   (2) BISYS is currently contractually waiving its entire Distribution fee.
   (3) The contractual expense limitations are in effect through October 31, 1999.

                                       25
-

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                                         TRIANGLE
                                                         logo

                                               MONEY MARKET FUND
                                               EXPENSE EXAMPLE
   USE THE TABLE AT RIGHT TO
   COMPARE FEES AND EXPENSES
   WITH THOSE OF OTHER FUNDS. IT
   ILLUSTRATES THE AMOUNT OF
   FEES AND EXPENSES YOU WOULD
   PAY, ASSUMING THE FOLLOWING:
     - $10,000 INVESTMENT
     - 5% ANNUAL RETURN
     - REDEMPTION AT THE END OF
       EACH PERIOD
     - NO CHANGES IN THE FUND'S
       EXPENSES EXCEPT THE
       EXPIRATION OF THE CURRENT
       CONTRACTUAL FEE WAIVERS
       ON OCTOBER 31, 1999

   BECAUSE THIS EXAMPLE IS
   HYPOTHETICAL AND FOR
   COMPARISON ONLY, YOUR ACTUAL
   COSTS WILL BE DIFFERENT.

                                                                                     1       3         5        10
                                                MONEY MARKET FUND                 YEAR   YEARS     YEARS     YEARS
                                                SERVICE SHARES                   $  68   $ 290   $   529   $ 1,216

                                                PREMIUM SHARES                   $ 119   $ 551   $ 1,010   $ 2,280


                                       26
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                           TRIANGLE
                                                           logo
                                              STOCK FUND
                                              CONTINUED

   INTRUST BANK IS THE ADVISER TO INTRUST FUNDS.

   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

   This section of the prospectus provides a more complete description of the Funds' principal investment objectives, strategies and risks. Additional descriptions of the Funds' risks, strategies and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information ("SAI"). The SAI also contains descriptions of each of the securities which the Fund may purchase.

   STOCK FUND

   INVESTMENT OBJECTIVE

   The Fund's goal is to provide investors with long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES


   To achieve this objective, the Fund invests primarily in U.S. equity securities. Under ordinary market conditions, the Fund will invest at least 80% of its net assets in equity securities. The equity securities in which the Fund will primarily invest include:


      - COMMON STOCK
      - CONVERTIBLE SECURITIES
      - PREFERRED STOCK
      - AMERICAN DEPOSITARY RECEIPTS ("ADRs"),
      - WARRANTS

   Descriptions of these and other securities which the Fund may purchase are included in the SAI.

   The Fund will invest at least 65% of its total assets in either common or preferred stocks issued by companies with large market capitalizations at the time of purchase. The market capitalization of a company is equal to the number of outstanding shares of that company multiplied by the price of each share. A company with a market capitalization of over $5 billion is considered to have large market capitalization.

   The Fund's investment strategy is to use a highly disciplined, bottom-up, value approach that invests in large capitalization issues that sell at reasonable prices relative to their objective earnings. The process intends to generate excess returns primarily through stock selection, creating a portfolio that will permit the Fund to participate in up markets while using a valuation discipline (high price/earnings multiples are generally avoided) that will cushion the Fund in a downturn.

   By applying certain economic and quality criteria to the pool of large capitalization issues, the portfolio managers establish a smaller set of potential investments. The portfolio managers conduct a rigorous bottom-up analysis. Target prices and 12 month expected total returns are calculated for each stock. A risk/reward rationale is then considered, specifying required rates of return for each stock to adjust for downside risk. The stocks are ranked by the difference between expected total return less required rate of return. Stock selection and later, position size adjustments, are based on these rankings. The process is

                                       27
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo
                                             STOCK FUND
                                             CONTINUED

   driven by stock selection, but in an attempt to control risk, portfolio sector weights are generally limited to plus or minus 100% of the S&P 500 sector weights.

   Holdings have a closely monitored upside price objective and downside review point. When a security approaches its upside objective, it is reviewed to determine whether it has further appreciation potential. If so, a new upside price is established and the downside review point is moved above the original cost to attempt to prevent "winners" from turning into "losers." If the security has reached fair valuation, it is sold.

   The downside review point is set at a 20% price decline, relative to the market, from its purchase price. At this point we reevaluate earnings analysis, revisit historical valuation ranges and reexamine management's strategy. Based on this review process, a decision will be made to sell or hold the security.

   RISK FACTORS

   The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. The Fund faces the following general risks:

   INVESTMENT STYLE RISK

     Investment style risk is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market.

   MANAGER RISK


     Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.


   MARKET RISK


     Market risk is the chance that the value of the Fund's investments in stocks will decline due to drops in the stock market.


   FOREIGN INVESTMENT RISK

     Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies,
     (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

   ADDITIONAL RISKS

   An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate up and down, which means an investor could lose money.

                                       28
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo


                                                INTERNATIONAL MULTI-MANAGER
                                                STOCK FUND
   INVESTMENT OBJECTIVE

   The Fund's goal is to provide investors with long-term capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES


   As mentioned in the "Risk/Return Summary", the Fund operates under a master-feeder structure and seeks to achieve its investment objective by investing all of its investable assets in the corresponding AMR Trust Portfolio. The Portfolio's Manager is AMR Investment Services, Inc. Statements regarding investments by the Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either the Fund or its Portfolio.


   Under ordinary circumstances, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States.

   The current countries in which the Fund may invest are:

- Australia - Finland   - Italy        - Norway       - Sweden
- Austria  - France     - Japan        - Portugal     - Switzerland
- Belgium  - Germany    - Mexico       - Singapore    - United Kingdom
- Canada   - Hong Kong  - Netherlands  - South Korea
- Denmark  - Ireland    - New Zealand  - Spain

   The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

     - above-average earnings growth potential,

     - selling at prices below their perceived economic value,

     - low price to earnings ratio,

     - low price to book value ratio, and

     - generate above-average dividend yields.

   The investment advisers will also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

                                       29
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo

                                                INTERNATIONAL MULTI-MANAGER
                                                STOCK FUND
                                                CONTINUED

   INVESTMENT ADVISERS

   AMR Investment Services, Inc. provides investment management services to the Portfolio. The Manager allocates the assets of the Fund among the following investment advisers:

         Hotchkis and Wiley
         Independence Investment Associates, Inc. (effective March 1, 1999) Lazard Asset Management (effective March 1, 1999)
         Templeton Investment Counsel, Inc.

   RISK FACTORS

   The International Multi-Manager Stock Fund's policy of investing directly or indirectly in foreign issuers entails certain risks in addition to those normally associated with investments in equity securities.

   MARKET RISK


     Market risk is the chance that the value of the Fund's investments in stocks will decline due to drops in the stock market.


   FOREIGN INVESTMENT RISK

     Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, including adverse effects due to the euro conversion (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies,
     (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

   MANAGER RISK

     Manager risk is the chance that poor security selection will cause the Fund to under perform other funds with similar investment objectives.

   ADDITIONAL RISKS

   Investors should be aware that the Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio. Other large investors also invest in the Portfolio and may affect the Fund if they, for example, choose to leave the Portfolio or to vote to change the investment objective of the Portfolio.

                                       30
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo

                                                SHORT-TERM BOND FUND
   INVESTMENT OBJECTIVE

   The Fund's goal is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal.

   PRINCIPAL INVESTMENT STRATEGIES

   In attempting to achieve its investment objective, the Fund invests primarily in investment grade short-term debt obligations. Under normal conditions, the Fund will invest at least 65% of its total assets in bonds that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories by a nationally recognized statistical rating organization such as Moody's Investor Services, Inc. or Standard & Poors Corporation, or if unrated will be of comparable quality. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate.

   The fixed income securities in which the Fund will primarily invest include:

        - U.S. TREASURY OBLIGATIONS
        - U.S. GOVERNMENT AGENCY SECURITIES
        - COMMERCIAL PAPER
        - CORPORATE DEBT SECURITIES
        - MORTGAGE-RELATED SECURITIES
        - ASSET-BACKED SECURITIES
        - MUNICIPAL BONDS
        - VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS.

   Descriptions of these and other securities which the Fund may purchase are included in the SAI.

   The debt obligations in which the Fund invests will have maturities (i.e. the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer) which range from short-term (including overnight) to 12 years. Under normal conditions, the Fund intends to maintain an average maturity of between 2 and 3 years, when weighted according to the Fund's holdings.

   The Fund's overall investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. Strategies emphasize the use of high quality instruments, broad diversification, and a targeted maturity which generally lines up very closely to the Lipper Short Investment Grade Universe Average.

   The Fund will not emphasize interest rate anticipation strategies to enhance returns. Rather, value will be added using a disciplined investment process for selecting undervalued securities, strategic diversification, effective trade execution, and a rigorous oversight process. The Fund invests across all sectors of the fixed-income market.

   The Fund's maturity structure will generally be structured fairly evenly across a shorter maturity spectrum with an average maturity of between two and three years. The average credit quality of the portfolio will be maintained at AA with all securities rated investment grade (rated "BBB" or better by a primary credit rating agency) at time of purchase. Fixed income securities downgrade to below BBB subsequent to purchase may be retained in the portfolio when deemed by the portfolio manager to be in the best interest of Fund shareholders.

                                       31
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo
                                                           Q

                                                SHORT-TERM BOND FUND
                                                CONTINUED
   RISK FACTORS

   The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. The Fund faces the following general risks:

   INTEREST RATE RISK

     Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater price sensitivity to changes in interest rates.

   CREDIT RISK

     Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk is somewhat minimized by the Fund's policy of investing primarily in bonds rated within the three highest long-term or two highest short-term rating categories or comparable quality unrated securities and through adequate diversification among different issuers and industries.

   PREPAYMENT RISK

     The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

   INCOME RISK

     Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

   Additionally, there can be no assurance that the Short-Term Bond Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities. Such risks include:

     - Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral.

     - The sensitivity of the cash flows and yields of separately traded interest and principal components of obligations to the rate of principal payments (including prepayments).

     - With respect to mortgage-backed securities, risks include a similar sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increases during periods of falling interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

                                       32
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo

                                                INTERMEDIATE BOND FUND
   INVESTMENT OBJECTIVE

   The Fund's goal is to provide investors with a competitive total return. A high level of current income is an important consideration in achieving the Fund's overall goal.

   PRINCIPAL INVESTMENT STRATEGIES

   In attempting to achieve its investment objective, the Fund invests primarily in high quality fixed income securities. Under normal conditions, the Fund will invest a minimum of 65% its total assets in securities rated "A" or better by a primary credit rating agency. The Fund will seek to maintain a minimum average portfolio quality rating of "AA." All securities will be rated "BBB" or better by a primary credit rating agency at the time of purchase. Fixed income securities downgraded to below BBB subsequent to purchase may be retained in the portfolio when deemed by the Adviser to be in the best interest of Fund shareholders.

   Under normal conditions, the Fund will invest a minimum of 65% of its total assets in fixed income securities. The fixed income securities in which the Fund will primarily invest include:

        - U.S. TREASURY OBLIGATIONS
        - U.S. GOVERNMENT AGENCY SECURITIES
        - COMMERCIAL PAPER
        - CORPORATE DEBT SECURITIES
        - MORTGAGE-RELATED SECURITIES
        - ASSET-BACKED SECURITIES
        - MUNICIPAL BONDS
        - VARIABLE AND FLOATING RATE DEMAND OBLIGATIONS.

   Descriptions of these and other securities the Fund may purchase are included in the SAI. For purposes of this Fund, a "bond" is defined as a debt instrument with a fixed interest rate.

   The debt obligations in which the Fund invests will have maturities (i.e. the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer) which range from one to ten years. Under normal conditions, the Fund intends to maintain an average maturity of between three and five years, when weighted according to the Fund's holdings.

   The Fund's overall investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. Strategies emphasize the use of high quality instruments, broad diversification, and a targeted maturity which generally lines up very closely to the Lipper Intermediate Investment Grade Universe Average. The Fund will not emphasize interest rate anticipation strategies to enhance returns. Rather, value will be added using a disciplined investment process for selecting undervalued securities, strategic diversification, effective trade execution, and a rigorous oversight process.


   The Fund's maturity structure will generally be balanced fairly evenly across the intermediate maturity spectrum with an average maturity of between three and five years.


   RISK FACTORS

     The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. The Fund faces the following general risks:

                                       33
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo

                                                INTERMEDIATE BOND FUND
                                                CONTINUED
   INTEREST RATE RISK
     Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater price sensitivity to changes in interest rates.

   CREDIT RISK
     Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner, reducing the Fund's return. Credit risk is somewhat minimized by the Fund's policy of investing primarily in bonds rated "A" or better by a primary credit rating agency comparable quality unrated securities and through adequate diversification among different issuers and industries.

   PREPAYMENT RISK
     The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to potentially lower return upon subsequent reinvestment of the principal.

   INCOME RISK
     Income risk is the chance that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term bonds.

   Additionally, there can be no assurance that the Intermediate Bond Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities. Such risks include:

     - Asset-backed securities involve the risk that such securities do not usually have the benefit of a complete security interest in the related collateral.

     - The sensitivity of the cash flows and yields of separately traded interest and principal components of obligations to the rate of principal payments (including prepayments).

     - With respect to mortgage-backed securities, risks include a similar sensitivity to the rate of prepayments in that, although the value of fixed-income securities generally increases during periods of falling interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

   MANAGER RISK

     Manager risk is the chance that poor security selection will cause the Fund to under perform other funds with similar investment objectives.

                                       34
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo


                                                KANSAS TAX-EXEMPT BOND FUND
   INVESTMENT OBJECTIVE

   The investment objective of the Kansas Tax-Exempt Bond Fund is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.

   PRINCIPAL INVESTMENT STRATEGIES

   In attempting to achieve this objective, the Fund invests primarily in municipal obligations that are exempt from both federal and Kansas state income taxes. Under normal conditions, the Fund will invest at least 80% of its net assets in MUNICIPAL COMMERCIAL PAPER, MUNICIPAL LEASES, MUNICIPAL NOTES AND MUNICIPAL BONDS (collectively "Municipal Obligations") which produce interest that is, in the opinion of bond counsel, exempt from federal income taxes. Descriptions of these and other securities which the Fund may purchase are included in the SAI.

   At least 65% of the Fund's total assets will be invested in Municipal Obligations which are exempt from Kansas state income taxes. The remainder of the Fund may be invested in Municipal Obligations of other states. Under normal conditions, the Fund will also invest at least 80% of its net assets in securities the income from which is not subject to the alternative minimum tax.

   The Fund generally invests in obligations with maturities (i.e. the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer) ranging from 1 to 20 years. It is the intent of the Adviser to maintain an effective average weighted maturity between 7 and 12 years. However, when the Adviser determines that the market conditions so warrant, the Kansas Tax-Exempt Bond Fund can maintain an average weighted maturity of less than 7 years.

   The Fund attempts to achieve its investment objective of capital preservation with current income by maintaining a portfolio of securities with high credit quality. To this end, the Fund generally purchases full coupon bonds rather than zero coupon bonds. The Fund will not purchase securities which are rated, at the time of purchase, below "Baa" by Moody's Investor Services, Inc. ("Moody's) or below "BBB" by Standard & Poors Corporation ("S&P"). The Fund will may purchase non-rated securities if they have financial debt rates similar to bonds which are rated "A" or better by either Moody's or S&P. The Fund will not typically purchase industrial revenue bonds unless they have a published rating of "A" or better.

   When selecting securities, comparisons of the characteristics of available bonds are made to other Kansas bonds. The Fund uses interest rate forecasting for long-term trends rather than short-term purposes. Given the relatively limited supply of the type of securities which the Fund purchases, the Fund will not attempt to actively engage in short-term trading.


   The Fund will attempt to maintain minimal positions (less than 1% of the portfolio) in cash and money market securities in up markets. The Fund will maintain a minimum of 3% of the portfolio in securities with maturities of under three years. Securities with such short maturities are highly liquid and could be sold for same day settlement if they needed to be.


   The Adviser manages duration and maturity through new purchases and sales of existing positions.

   The Adviser will attempt to keep any capital gains in the Fund to a minimum.

                                       35
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo

                                               KANSAS TAX-EXEMPT BOND FUND
                                               CONTINUED
   RISK FACTORS

   The Fund is subject to several risks, any of which could cause investors to lose money. These include:

   STATE SPECIFIC RISK

     State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states.

   INTEREST RATE RISK

     Interest rate risk is the chance that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally high for longer-term bonds.

   INCOME RISK

     Income risk is the chance that falling interest rates will cause the Fund's income -- and thus its total return -- to decline. Income risk is generally low for longer-term bonds.

   CALL RISK

     Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- a high-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and the potential for taxable capital gains. Call risk is generally high for longer-term bonds.

   CREDIT RISK

     Credit risk is the chance that bond issuers will fail to repay interest and principal in a timely manner.

   MANAGER RISK

     Manager risk is the chance that poor security selection will cause the Fund to underperform other funds with similar investment objectives.

ADDITIONAL RISKS

   The price per share of the Kansas Tax-Exempt Bond Fund will fluctuate with changes in value of the investments held by each Fund. Additionally, there can be no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of securities.

                                       36
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo

                                                MONEY MARKET FUND
   INVESTMENT OBJECTIVE

   The investment objective of the Fund is to provide investors with current income, liquidity and the maintenance of a stable net asset value of $1.00 per share.

   PRINCIPAL STRATEGIES

   In attempting to achieve its objective, the Fund invests in high quality, U.S. dollar-denominated short-term money market instruments.

   The securities the Fund may purchase include:


         - U.S. GOVERNMENT OBLIGATIONS               - YANKEE DOLLAR BANK CERTIFICATES OF
                                                       DEPOSIT
         - COMMERCIAL PAPER                          - EURO DOLLAR BANK CERTIFICATES OF DEPOSIT
         - MASTER DEMAND NOTES                       - TIME DEPOSITS
         - LOAN PARTICIPATION INTERESTS              - BANKERS' ACCEPTANCES
         - MEDIUM-TERM NOTES                         - ASSET-BACKED SECURITIES
         - FUNDING AGREEMENTS                        - REPURCHASE AGREEMENTS


   Descriptions of these and other securities which the Fund may purchase are included in the SAI.

   The Fund will only buy securities with the following credit qualities:

        - rated in the highest short-term categories by two rating organizations, such as "A-1" by S&P and "P-1" by Moody's at the time of purchase;

        - rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization; or

        - unrated securities that are determined to be of equivalent quality by the Adviser pursuant to guidelines approved by the Board and subject to ratification by the Board.

   The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes during periods when the Adviser believes that maintaining this concentration may be inconsistent with the best interest of shareholders, the Fund will not maintain this concentration. The Fund's policy of concentration in the banking industry increases the Fund's exposure to market conditions prevailing in that industry.

   Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

   RISK FACTORS

   The Money Market Fund attempts to maintain the net asset value of its shares at a constant $1.00 per share, although there can be no assurance that the Money Market Fund will always be able to do so.

                                       37
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo

                                                MONEY MARKET FUND
                                                CONTINUED

   The Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investments to the high quality securities in which the Money Market Fund invests.

   The Money Market Fund's policy of concentrating in the banking industry could increase the Fund's exposure to economic or regulatory developments relating to or affecting banks. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The financial condition of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions may affect the financial condition of banks.

   The Money Market Fund may invest in foreign securities which will involve certain additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of the Fund's foreign securities.

   The Money Market Fund, like all investment funds, is subject to the chance that poor security selection will cause the Money Market Fund to underperform other funds with similar investment objectives.

   INTEREST RATE RISK

     Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest rates. When interest rates rise, the price of most bonds goes down. When interest rates go down, bond prices go up. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

   CREDIT RISK

     Credit risk is the chance that a bond issuer will fail to repay interest and principal in a timely manner or may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund's return. Credit risk is minimized by the Fund's policy of adequate diversification among issuers and industries and minimum credit risk requirements as required by Rule 2a-7 of the Investment Company Act of 1940.

   PREPAYMENT RISK

     The Fund's investments in mortgage-related securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. Such repayments are common when interest rates decline. When such a repayment occurs, no additional interest will be paid on the investment. Prepayment exposes the Fund to lower return upon subsequent reinvestment of the principal.

   INCOME RISK

     Income risk is the chance that falling interest rates will cause the Portfolio's income to decline. Income risk is generally higher for short-term bonds.

                                       38
-

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                                                           TRIANGLE
                                                           logo

   ADDITIONAL RISKS TO THE FUNDS
   Temporary Defensive Investments. In order to meet liquidity needs for temporary defensive purposes, each Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the Adviser's opinion are more conservative than the types of securities that the Fund typically invests in. To the extent a Fund is engaged in temporary defensive investments, it will not be pursuing, and may not achieve, its investment objective.

   Year 2000 and the INTRUST Funds. Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser and the Funds' other service providers do not properly process date-related information for the year 2000 and beyond. The Funds have been informed that the Adviser, and the Funds' other service providers (i.e., Sub-Adviser, Administrator, Transfer Agent, Fund Accounting Agent, Distributor and Custodian) have developed and are implementing clearly defined and documented plans to minimize the risk associated with the Year 2000 problem. These plans include the following activities: inventorying of software systems, determining inventory items that may not function properly after December 31, 1999, reprogramming or replacing such systems and retesting for Year 2000 readiness.

   In addition, the service providers are obtaining assurances from their vendors and suppliers in the same manner. Noncompliant Year 2000 systems upon which the Fund is dependent may result in errors and account maintenance failures. The Funds have no reason to believe that (1) the Year 2000 plans of the Adviser and the Funds' other service providers will not be completed by December 1999, and (2) the costs currently associated with the implementation of their plans will have material adverse impact on the business, operations or financial condition of the Funds or their service providers. In addition, the Year 2000 problem may adversely affect the companies in which the Funds invest. For example, these companies may incur substantial costs to correct the problem and may suffer losses caused by data processing errors. Since the ultimate costs or consequences of incomplete or untimely resolution of the Year 2000 problem by the Funds' service providers are unknown to the Funds at this time, no assurance can be made that such costs or consequences will not have a material adverse impact on the Funds or their service providers.

   The Funds and the Adviser will continue to monitor developments relating to the Year 2000 problem, including the development of contingency plans for providing back up computer services in the event of a systems failure.


   Euro Introduction. The European Monetary Union's introduction of a single European currency, the Euro, on January 1, 1999 creates certain uncertainties, including whether the payment and operational systems of banks and other financial institutions are prepared for the change, the legal treatment of certain outstanding financial contracts that refer to existing currencies, and the creation of suitable clearing and settlement payment systems for the new currency. These or other related factors could cause market disruptions even now, after the introduction of the Euro. The Funds understand that the Adviser and other key service providers are taking steps to address Euro-related issues.


                                       39
-

  FUND MANAGEMENT
                          TRIANGLE
                          logo


   THE INVESTMENT ADVISER

   INTRUST Bank N.A., 105 North Main Street, Box One, Wichita, Kansas 67202 is the Adviser for the Funds. INTRUST Bank is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 1998, total assets under management were approximately $2.2 billion. Through its portfolio management team, INTRUST Bank continuously reviews, supervises and administers each of the Funds' investment programs.

   For these advisory services, the Funds paid INTRUST Bank as follows during their fiscal year ended October 31, 1998:

                                                   PERCENTAGE OF
                                                AVERAGE NET ASSETS
                                                  AS OF 10/31/98
                                           ------------------------------
     Stock Fund                                         0.87%
                                          ------------------------------
     International Multi-Manager
     Stock Fund                                         0.35%
                                          ------------------------------
     Short-Term Bond Fund                               0.19%
                                          ------------------------------
     Intermediate Bond Fund                             0.29%
                                          ------------------------------
     Kansas Tax-Exempt Bond Fund                        0.00%
                                          ------------------------------
     Money Market Fund                                  0.15%
    ---------------------------------------------------------------------

   INTRUST Bank waived a portion of its contractual fees with the Funds for the most recent fiscal year. Contractual fees (without waivers) are: Stock Fund, 1.00%; International Multi-Manager Stock Fund, 0.40%; Short-Term Bond Fund, 0.40%; Intermediate Bond Fund, 0.40%; Kansas Tax-Exempt Bond Fund, 0.30%; and Money Market Fund, 0.25%.

   INTRUST PORTFOLIO MANAGERS


   Under the International Multi-Manager Stock Fund's investment advisory agreement, INTRUST Bank invests the Fund's assets in the Portfolio and continuously reviews, supervises and monitors the Portfolio's investment program.



   John S. Maurer, Jr., Senior Vice President and Chief Investment Officer at Intrust Bank, is responsible for the management activities carried out by INTRUST Bank regarding the International Multi-Manager Stock Fund. Mr. Maurer has over 22 years of experience in the investment and trust industry, including the development of equity and fixed income investment services and individual portfolio and relationship management. Mr. Maurer is also responsible for the investment management oversight for INTRUST in its role as adviser to the Stock Fund, Short-Term Bond Fund, Intermediate Bond Fund and Money Market Fund. INTRUST Bank discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


   Michael Colgan, Vice President and Trust Investment Officer for the Adviser since 1985, is responsible for the day-to-day management of the Kansas Tax-Exempt Bond Fund. Mr. Colgan has managed the Fund since December 1990.

   SUB-ADVISERS
   Galliard Capital Management, Inc. Galliard, located at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is subadviser to the Short-Term Bond Fund and the Intermediate Bond Fund. Galliard, a wholly-owned subsidiary of Norwest Bank Minnesota, was formed July 1, 1995 to specialize in the management of institutional fixed income portfolios. Karl Tourville and Richard Merriam are co-managers of the Short-Term Bond Fund and the Intermediate Bond Fund. Mr. Tourville has ten years of investment experience and Mr. Tourville has thirteen years of investment experience.
                                       40
-

  FUND MANAGEMENT
                          TRIANGLE
                          logo

                           THE INVESTMENT ADVISER
                           CONTINUED

   Ark Asset Management Co., Inc. ARK, located at 125 Broad St., New York, New York 10004, serves as subadviser to the Stock Fund. ARK's predecessor was established in 1929 as the private money management division of Lehman Brothers. In 1989, the division became an independent company when the employees purchased the institutional money management business from Shearson Lehman Brothers. An advisory group consisting of five investment professionals with combined experience totaling over 100 years is responsible for the day-to-day management of the Stock Fund.

   AMR Investment Services, Inc. AMR, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., serves as the subadviser to the Money Market Fund. AMR was organized in 1986 to provide business management, advisory, administrative and asset management consulting services. American Airlines, Inc. is not responsible for investments made by AMR.

   INTERNATIONAL EQUITY PORTFOLIO

   AMR also serves as investment manager and administrator to the Portfolio. William F. Quinn has served as President of AMR since it was founded in 1986 and Nancy A. Eckl currently serves as Vice President-Trust Investments of AMR. Ms. Eckl previously served as Vice President-Finance and Compliance of AMR from December 1990 to May 1995. In these capacities, Mr. Quinn and Ms. Eckl have primary responsibility for the day-to-day operations of the Portfolio. The AMR Trust and AMR also entered into a Management Agreement dated October 1, 1995, as amended July 25, 1997, that obligates AMR to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust.

   Hotchkis and Wiley, Independence Investment Associates, Inc., Lazard Asset Management and Templeton Investment Counsel, Inc., currently serve as investment advisers to the Portfolio. None of these portfolio advisers provide any services to the Portfolio except for portfolio investment management and related recordkeeping services.

   - Hotchkis and Wiley, 725 South Figueroa Street, Suite 4000, Los Angeles, California 90017, is a professional investment counseling firm which was founded in 1980 by John F. Hotchkis and George Wiley. Hotchkis and Wiley is a division of Merrill Lynch Asset Mercury Management, L.P., a wholly-owned indirect subsidiary of Merrill Lynch & Co., Inc.

   - Independence Investment Associates, Inc., 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company.

   - Lazard Asset Management, 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres & Co. LLC, a registered investment adviser and member of the New York, American and Midwest Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services.

   - Templeton Investment Counsel, Inc., 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc.

   The Statement of Additional Information has more detailed information about the Investment Adviser and other service providers.

   THE DISTRIBUTOR

   BISYS Fund Services is the Funds' Distributor. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.

                                       41
-

  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                PRICING OF FUND SHARES
   ---------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities

  ---------------------------
        Number of Shares
           Outstanding

   You can find the Funds' NAV
   daily in The Wall Street
   Journal and other
   newspapers.
   ---------------------------
                                      MONEY MARKET FUND

                                      The Fund's net asset value, or NAV, is
                                      expected to be constant at $1.00 per
                                      share, although this value is not
                                      guaranteed. The NAV is determined at 12
                                      noon, Eastern time on days the New York
                                      Stock Exchange is open. The Money Market
                                      Fund values its securities at their
                                      amortized cost. This method involves
                                      valuing an instrument at its cost and
                                      thereafter applying a constant
                                      amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

                                      OTHER FUNDS

                                      Per share net asset value (NAV) for each non-Money Market Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

                                      Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund plus any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price.

                                      A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees.

                                      Trading in securities on European, Far
                                      Eastern and other international securities exchanges and over-the-counter markets is normally completed well before the close of business of the Fund. Trading in foreign securities in some countries may not take place on all Fund business days and may take place in various foreign markets on days on which the International Multi-Manager Stock Fund's NAV is not calculated. The net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. However, unless the Fund's Manager determines that the value of the already-priced foreign securities would be materially affected before the Fund's NAV is determined, no adjustment will be made for the differing times in pricing. Should an adjustment in pricing be deemed necessary, then the fair value of those securities will be determined by consideration of other factors by or under the direction of AMR Trust's Board of Trustees.

                                      All securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Funds' Board of Trustees, or in the case of the International Multi-Manager Stock Fund, the AMR Trust's Board of Trustees.


                                       42
-

  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                PURCHASING AND ADDING TO YOUR SHARES

   You may purchase shares
   of the Funds through the
   INTRUST Funds'
   Distributor or through
   banks, brokers and other
   investment
   representatives, which
   may charge additional
   fees and may require
   higher minimum
   investments or impose
   other limitations on
   buying and selling
   shares. If you purchase
   shares through an
   investment
   representative, that
   party is responsible for
   transmitting orders by
   close of business and
   may have an earlier
   cut-off time for
   purchase and sale
   requests. Consult your
   investment
   representative or
   institution for specific
   information.


                                                                                  MINIMUM           MINIMUM
                                                                                  INITIAL          SUBSEQUENT
                                                         ACCOUNT TYPE            INVESTMENT        INVESTMENT
                                                   Regular (non-retirement)              $1,000           $50
                                                   ----------------------------------------------------------
                                                   Retirement (IRA)                        $250           $50
                                                   ----------------------------------------------------------
                                                   Automatic Investment Plan             $1,000           $50

                                     All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

                                     A Fund may waive its minimum purchase
                                     requirement and the Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING

   The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

                                                        QUESTIONS?
                                                 Call 888-266-8787 or your
                                                investment representative.

                                       43
-

  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo


                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED
   INSTRUCTIONS FOR OPENING OR
   ADDING TO AN ACCOUNT

   BY REGULAR MAIL
   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "INTRUST Funds Trust."

   3. Mail to: INTRUST Funds Trust, PO Box 182498, Columbus, OH 43218-2499.

   Subsequent:

   1. Use the investment slip attached to your account statement.
     Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: INTRUST Funds Trust,
     PO Box 182498, Columbus, OH 43219-2498.

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   3. Send to: INTRUST Funds,
      c/o BISYS Fund Services,
      Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a United States Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call
   (888) 266-8787. Your account can generally be set up for electronic purchases within 15 days.

   Call (888) 266-8787 to arrange a transfer from your bank account.

                                                      ELECTRONIC VS. WIRE
                                                      TRANSFER

                                                      Wire transfers allow
                                                      financial institutions to
                                                      send funds to each other,
                                                      almost instantaneously.
                                                      With an electronic
                                                      purchase or sale, the
                                                      transaction is made
                                                      through the Automated
                                                      Clearing House (ACH) and
                                                      may take up to eight days
                                                      to clear. There is
                                                      generally no fee for ACH
                                                      transactions.

                                       44
-

  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Please phone the Funds at (888) 266-8787 for instructions on opening an account or purchasing additional shares by wire transfer.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in the Funds from your bank account. Automatic investments can be as little as $50, once you've invested the $1,000 minimum required to open the account.
   To invest regularly from your bank account:

   Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

     - Your bank name, address and account number
     - The amount you wish to invest automatically (minimum $50)
     - When you want to invest (on either the fifth or twentieth day of each month)
     - Attach a voided personal check.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS


   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Service Class shares than for Premium Class shares, because Premium Class shares are subject to higher shareholder servicing expenses and Rule 12b-1 fees. Capital gains are distributed at least annually.


   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before a distribution date, some of your investment will be returned to you in the form of a distribution.
   -----------------------------------------------------------------------------


                                       45
-

  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                SELLING YOUR SHARES
   INSTRUCTIONS FOR SELLING SHARES

   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares below."
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE

   (unless you have declined telephone sales privileges)

     1. Call (888) 266-8787 with instructions as to how you wish to receive your funds (mail, wire, and electronic transfer).

   BY MAIL

     1. Call (888) 266-8787 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: INTRUST Funds, P.O. Box 182498 Columbus, OH 43218-2499

   BY OVERNIGHT SERVICE

     See instruction 1 above.
     2. Send to: INTRUST Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   Note: Your financial institution may also charge a wire transfer fee.

   Call (888) 266-8787 to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

                                       46
-

  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                SELLING YOUR SHARES
                                CONTINUED

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call (888) 266-8787 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 8 days.

   SYSTEMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:
     - Make sure you've checked the appropriate box on the Account Application. Or call (888) 266-8787.
     - Include a voided personal check.
     - Your account must have a value of $10,000 or more to start withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

                                                               QUESTIONS?
                                                          Call 888-266-8787 or
                                                                  your
                                                               investment
                                                            representative.

                                       47
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
  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                SELLING YOUR SHARES
                                CONTINUED

   REDEMPTION BY CHECK WRITING -- MONEY MARKET FUND

   Each month you may write checks in amounts of $ 500 or more on your account in the Money Market Fund. To obtain checks, complete the signature card section of the Account Application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days written notice. You must maintain the minimum required account balance of $500 and you may not close your Money Market Fund account by writing a check.
                                GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN
   WRITING REQUIRED
   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs"). Please call 888-266-8787 to request an IRA redemption form.

   2. Redemption requests requiring a signature guarantee which include each of the following:

     - Redemptions over $10,000
     - Your account registration or the name(s) in your account has changed within the last 15 days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

                                                               QUESTIONS?
                                                          Call 888-266-8787 or
                                                                  your
                                                               investment
                                                            representative.

-

                                       48
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
  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                GENERAL POLICIES ON SELLING SHARES
                                CONTINUED

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 30 days from written notice by the Fund to you, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.


                                       49
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

  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes
   the sales charges and
   fees you will pay as an
   investor in different
   share classes offered by
   the Fund.


     TYPES OF CHARGES                     SERVICE CLASS                         PREMIUM CLASS
     Sales Charge (Load)                  None.                                 None.
     Distribution (12b-1) Fee             Subject to annual distribution        Subject to annual distribution
                                          fees of up to 0.25% of the Fund's     fees of up to 0.75% of the Fund's
                                          total assets.                         assets.
     Fund Expenses                        Lower annual expenses than Premium    Higher annual expenses than
                                          Class shares.                         Service Class shares.


   DISTRIBUTION (12B-1) FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   Premium Class shares pay a 12b-1 fee of up to .75% of the average daily net assets of a Fund. Service Class shares pay a 12b-1 fee of up to .25% of the average daily net assets of a Fund.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SERVICE ORGANIZATION FEES
   Service Organization fees compensate various banks, trust companies, broker-dealers and other financial organizations for administrative services such as maintaining shareholder accounts and records for those investors purchasing shares through these channels.

     - Premium and Service Class shareholders pay a service organization fee of up to 0.08% of the daily net assets of a Fund.

     - Premium Class shareholders may pay a service organization an additional fee of up to 0.50% of the daily net assets of a Fund for services such as record keeping, communication with and education of shareholders, and asset allocation services.

   MASTER-FEEDER FUND ARRANGEMENTS
   The International Multi-Manager Stock Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in another investment company with the same investment objective. The Fund invests all of its assets in the International Equity Portfolio (the "Portfolio"), a series of the AMR Investment Services Trust. The Fund may withdraw its assets from the Portfolio and invest its assets in another investment company or, alternatively, it may hire an investment adviser to manage the Fund's assets directly if the Fund's Board of Trustees determines that this action would be in the shareholders' best interests.

                                       50
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
  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Money Market Fund, the Intermediate Term Bond Fund, the Short-Term Bond Fund and the Kansas Tax-Exempt Bond Fund are paid monthly. Dividends on the Stock Fund and the International Multi-Manager Stock Fund are paid annually. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year.

   The Kansas Tax-Exempt Bond Fund intends to distribute tax-exempt income, however, any capital gains distributed by the Fund may be taxable. The Kansas Tax-Exempt Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.


                                       51
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
  SHAREHOLDER INFORMATION
                                  TRIANGLE
                                  logo

                                EXCHANGING YOUR SHARES
   Shares of any Fund in the
   Trust may be exchanged for
   shares of the same class in
   any other Fund in the
   Trust. You must meet the
   minimum investment
   requirements for the Fund
   into which you are
   exchanging. Exchanges from
   one Fund to another are
   taxable.

   NOTES ON EXCHANGES
     - The registration and
       tax identification
       numbers of the two
       accounts must be
       identical.

     - The Exchange Privilege
       may be changed or
       eliminated at any time
       after a 60-day notice
       to shareholders.

     - No transaction fees are
       charged for exchanges.
                                            INSTRUCTIONS FOR EXCHANGING SHARES
                                            Exchanges may be made by sending a
                                            written request to INTRUST Funds,
                                            P.O. Box 182498, Columbus OH
                                            43218-2499, or by calling (888)
                                            266-8787. Please provide the
                                            following information:

                                              - Your name and telephone number

                                              - The exact name on your account
                                                and account number

                                              - Taxpayer identification number
                                                (usually your Social Security
                                                number)

                                              - Dollar value or number of shares
                                                to be exchanged

                                              - The name of the Fund from which
                                                the exchange is to be made

                                              - The name of the Fund into which
                                                the exchange is being made.

                                            See "Selling your Shares" for
                                            important information about
                                            telephone transactions.

                                                               QUESTIONS?
                                                          Call 888-266-8787 or
                                                                  your
                                                               investment
                                                            representative.


-
                                       52
-

  FINANCIAL HIGHLIGHTS
                            TRIANGLE
                            logo

   The financial highlights tables are intended to help you understand each of the Fund's financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate than an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This financial information has been audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the INTRUST Funds Annual Report. You may obtain a free copy of the Annual Report by calling 1-888-266-8787. Information for Premium Class is not shown since the class was not in effect for the periods shown.

                               FINANCIAL HIGHLIGHTS

                        FISCAL YEAR ENDED OCTOBER 31, 1998

                                                    SHORT-TERM                                  INTERNATIONAL      KANSAS
                                        MONEY          BOND       INTERMEDIATE                  MULTI-MANAGER    TAX-EXEMPT
                                     MARKET FUND       FUND        BOND FUND      STOCK FUND     STOCK FUND      BOND FUND
                                     -----------    ----------    ------------    ----------    -------------    ----------
    NET ASSET VALUE, BEGINNING OF
      PERIOD.......................    $ 1.000       $ 10.08        $ 10.21        $  11.31        $ 10.97        $  10.73
    INVESTMENT ACTIVITIES:
      Net investment income........      0.050          0.57           0.59            0.07           0.18            0.53
      Net realized and unrealized
        gains (losses) from
        investments................         --          0.12           0.22            1.28           0.21            0.20
        Total from Investment
          Activities...............      0.050          0.69           0.81            1.35           0.39            0.73
    DISTRIBUTIONS
      Net investment income........     (0.050)        (0.57)         (0.59)          (0.05)         (0.13)          (0.53)
      Net realized gains from
        investments................         --            --             --           (0.54)         (0.09)          (0.03)
        Total Distributions........     (0.050)        (0.57)         (0.59)          (0.59)         (0.22)          (0.56)
    NET ASSET VALUE, END OF
      PERIOD.......................    $ 1.000       $ 10.20        $ 10.43        $  12.07        $ 11.14        $  10.90
        TOTAL RETURN(B)............       5.13%         6.96%          8.16%          12.49%          3.61%           7.01%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period
        (000)......................    $50,746       $61,371        $52,993        $100,524        $55,505        $132,917
      Ratio of expenses to average
        net assets(c)..............       0.67%         0.67%          0.78%           1.32%          1.29%           0.21%
      Ratio of net investment
        income to average net
        assets(c)..................       5.04%         5.59%          5.74%           0.66%          1.55%           4.90%
      Ratio of expenses to average
        net assets*(c).............       1.03%         1.13%          1.14%           1.70%          1.59%           1.00%
      Ratio of net investment
        income to average net
        assets*(c).................       4.68%         5.13%          5.38%           0.28%          1.25%           4.11%
      Portfolio turnover...........         --         55.75%         39.07%         102.36%            --           13.51%

   ------------------

    * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

                                       53
-

                              FINANCIAL HIGHLIGHTS

                                                                                                INTERNATIONAL      KANSAS
                                      MONEY       SHORT-TERM     INTERMEDIATE                   MULTI-MANAGER    TAX-EXEMPT
                                   MARKET FUND     BOND FUND      BOND FUND      STOCK FUND      STOCK FUND      BOND FUND
                                   1/23/97 TO     1/21/97 TO      1/21/97 TO     1/21/97 TO      1/20/97 TO      9/1/97 TO
                                   10/31/97(A)    10/31/97(A)    10/31/97(A)     10/31/97(A)     10/31/97(A)      10/31/97
                                   -----------    -----------    ------------    -----------    -------------    ----------
    NET ASSET VALUE, BEGINNING OF
      PERIOD.....................    $ 1.000        $ 10.00        $ 10.00         $ 10.00         $ 10.00        $  10.66
    INVESTMENT ACTIVITIES:
      Net investment income......      0.038           0.42           0.45            0.04            0.11            0.09
      Net realized and unrealized
        gains (losses) from
        investments..............         --           0.08           0.21            1.27            0.86            0.07
        Total from Investment
          Activities.............      0.038           0.50           0.66            1.31            0.97            0.16
    DISTRIBUTIONS
      Net investment income......     (0.038)         (0.42)         (0.45)             --              --           (0.09)
        Total Distributions......     (0.038)         (0.42)         (0.45)             --              --           (0.09)
    NET ASSET VALUE, END OF
      PERIOD.....................    $ 1.000        $ 10.08        $ 10.21         $ 11.31         $ 10.97        $  10.73
        TOTAL RETURN(B)..........       3.86%          5.13%          6.77%          13.10%           9.70%           1.51%
    RATIOS/SUPPLEMENTAL DATA:
      Net Assets at end of period
        (000)....................    $55,566        $52,682        $46,492         $79,834         $41,135        $103,616
      Ratio of expenses to
        average net assets(c)....       0.71%          0.78%          0.90%           1.41%           1.42%           0.21%
      Ratio of net investment
        income to average net
        assets(c)................       4.92%          5.48%          5.83%           0.63%           1.91%           5.10%
      Ratio of expenses to
        average net assets*(c)...       1.11%          1.25%          1.27%           1.80%           1.75%           0.82%
      Ratio of net investment
        income to average net
        assets*(c)...............       4.52%          5.01%          5.46%           0.24%           1.58%           4.49%
      Portfolio turnover.........         --          84.41%        108.73%          71.76%             --            5.87%

   ------------------

    * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    + Formerly the Kansas Tax Free Income Portfolio of the SEI Tax-Exempt Trust.
      Effective September 1, 1997, The Kansas Tax-Exempt Bond Fund changed its fiscal year end from August 31 to October 31.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

  FINANCIAL HIGHLIGHTS
                            TRIANGLE
                      Q     logo

                                       54
-

  FINANCIAL HIGHLIGHTS
                            TRIANGLE
                            logo

   The financial highlights for the Kansas Tax-Exempt Bond Fund below include audited financial information prepared by the Fund's previous independent auditors for the fiscal years ending on August 31, 1994 through August 31, 1997. Information for Premium Class is not shown since the class was not in effect for the periods shown.

                                                                         KANSAS TAX-EXEMPT BOND FUND(A)
                                                                    ----------------------------------------
                                                                             YEARS ENDED AUGUST 31,
                                                                    ----------------------------------------
                                                                     1997       1996       1995       1994
                                                                    -------    -------    -------    -------
    Net Asset Value, beginning of period........................    $ 10.51    $ 10.63    $ 10.47    $ 10.91
    Investment Activities:
      Net investment income.....................................       0.55       0.56       0.57       0.57
      Net realized and unrealized gains (losses) from
        investments.............................................       0.19      (0.12)      0.16      (0.42)
            Total from Investment Activities:...................       0.74       0.44       0.73       0.15
    Distributions:
      Net investment income.....................................      (0.59)     (0.56)     (0.57)     (0.57)
      Net realized gains from investments.......................         --         --         --      (0.02)
            Total Distributions.................................      (0.59)     (0.56)     (0.57)     (0.59)
    Net Asset Value, end of period..............................    $ 10.66    $ 10.51    $ 10.63    $ 10.47
            Total Return........................................       7.27%      4.23%      7.23%      1.41%
    Ratios/Supplemental Data:
      Net assets at end of period (000).........................    $96,780    $72,065    $65,834    $62,346
      Ratio of expenses to average net assets...................       0.21%      0.21%      0.21%      0.21%
      Ratio of net investment income to average net assets......       5.20%      5.31%      5.47%      5.36%
      Ratio of expenses to average net assets*..................       0.62%      0.51%      0.51%      0.54%
      Ratio of income to average net assets*....................       4.79%      5.01%      5.17%      5.03%
    Portfolio turnover..........................................       8.78%     12.71%     17.60%     10.57%

   ------------------

    * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   (a) Formerly the Kansas Tax-Free Income Portfolio of the SEI Tax-Exempt Trust. Effective September 1, 1997, the Fund changed its fiscal year end from August 31 to October 31.


               AMR INVESTMENT SERVICES INTERNATIONAL EQUITY PORTFOLIO



The following financial highlights for the AMR Investment Services International Equity Portfolio in which the International Multi-Manager Stock Fund currently invests (fiscal years ended October 31, 1998, 1997 and 1996) include information audited by Ernst & Young LLP.



                                                                          YEAR ENDED OCTOBER 31,
                                                                  ---------------------------------------
                                                                     1998          1997          1996
                                                                  -----------   -----------   -----------
    NET ASSETS:
      End of period (in thousands)..............................  $1,028,145     $761,673      $404,496
    RATIOS:
      Expenses to average net assets............................        0.53%        0.57%         0.56%
      Net investment income to average net assets...............        2.29%        2.55%         2.50%
      Portfolio turnover rate...................................          24%          15%           19%






                                       55
-

For more information about the INTRUST Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain detailed information on each Fund's investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, or request other information and discuss your questions about the Funds, by contacting INTRUST or a broker that sells the Funds. Or contact us at:

                            INTRUST FUNDS
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219
                            TELEPHONE: 1-888-266-8787

You can review the Funds' reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can also get text-only copies:

X For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

X Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-7505.

                               INTRUST FUNDS TRUST
                     3435 STELZER ROAD, COLUMBUS, OHIO 43219
                 GENERAL AND ACCOUNT INFORMATION: (888) 266-8787

                     INTRUST BANK, N.A.--INVESTMENT ADVISER
                          ("INTRUST" OR THE "ADVISER")

                               BISYS FUND SERVICES
                          ADMINISTRATOR AND DISTRIBUTOR
              ("BISYS" OR THE "ADMINISTRATOR" OR THE "DISTRIBUTOR")

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (the "SAI") describes one money market fund (the "Money Market Fund") and five non-money market funds (the "Non-Money Market Funds") (collectively, the "Funds"), all of which are managed by INTRUST Bank, N.A. The Funds are:

     MONEY MARKET FUND
     --   Money Market Fund

     NON-MONEY MARKET FUNDS
     --   Short-Term Bond Fund
     --   Intermediate Bond Fund
     --   Stock Fund
     --   International Multi-Manager Stock Fund
     --   Kansas Tax-Exempt Bond Fund

     Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by BISYS as an investment vehicle for individuals, institutions, corporations and fiduciaries, including customers of INTRUST or its affiliates.

     The International Multi-Manager Stock Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio (the "Portfolio") of the AMR Investment Services Trust ("AMR Trust") that has an identical investment objective to the International Multi-Manager Stock Fund.


     This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a prospectus for the Funds dated March 5, 1999 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Financial Statements included in the Funds' October 31, 1998 Annual Report to Shareholders are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained without charge by writing the Funds at the address above or calling 1-888-266-8787.

     Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, INTRUST Bank or any of its affiliates, and are not insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds involves risk, including the possible loss of principal. The Money Market Fund seeks to maintain a net asset value per share of $1.00 although there can be no assurance that it will be able to do so.

March 5, 1999

                              TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS                           4
INVESTMENT RESTRICTIONS                                                     24
RISKS OF INVESTING IN THE FUNDS                                             28
MANAGEMENT                                                                  35
    Trustees and Officers                                                   35
    Trustees and Officers of AMR Investment Services Trust                  36
    Investment Adviser                                                      39
    Subadvisers                                                             39
    Distribution of Fund Shares                                             45
    Distribution Plan                                                       45
    Administration and Fund Accounting Services                             46
    Service Organizations                                                   47
EXPENSES                                                                    48
DETERMINATION OF NET ASSET VALUE                                            48
PORTFOLIO TRANSACTIONS                                                      49
    Portfolio Turnover                                                      51
TAXATION                                                                    55
    Taxation of the Portfolio                                               57
OTHER INFORMATION                                                           57
    Capitalization                                                          59
    Voting Rights                                                           59
    Custodian, Transfer Agent and Dividend Disbursing Agent                 59
    Independent Auditors                                                    59
    Yield and Performance Information                                       61
    Financial Statements

APPENDIX                                                                    62

                         THE INVESTMENT POLICIES AND
                            PRACTICES OF THE FUNDS


     Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are separate portfolios of INTRUST Funds Trust, a Delaware business trust, organized under the laws of Delaware on January 26, 1996 as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.


     As a matter of fundamental policy, notwithstanding any limitation otherwise, each Fund is authorized to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

- --   The investment objective of the Money Market Fund is to provide investors with current income, liquidity and the maintenance of a stable net asset value of $1.00 per share by investing in high quality, short-term obligations.

- --   The investment objective of the Short-Term Bond Fund is to provide investors with as high a level of current income as is consistent with liquidity and safety of principal. The Fund seeks to achieve its objective by investing primarily in investment grade short-term obligations.

- --   The investment objective of the Intermediate Bond Fund is to provide investors with as high a level of current income as is consistent with managing for total return. The Fund seeks to achieve its objective by investing in fixed income securities.

- --   The investment objective of the Stock Fund is to provide investors with long-term capital appreciation.

- --   The investment objective of the International Multi-Manager Stock Fund is to provide investors with long-term capital appreciation.

- --   The investment objective of the Kansas Tax-Exempt Bond Fund is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.

     Each Fund follows its own investment objectives and policies, including certain investment restrictions. Several of those restrictions and each of the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this SAI are not fundamental and may change solely by approval of the Board of Trustees. References below to "All Funds" include the Portfolio, except where noted otherwise.

     The following is a description of investment practices of the Funds and the securities in which they may invest:

     U.S. TREASURY OBLIGATIONS (ALL FUNDS). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

     U.S. GOVERNMENT SECURITIES (ALL FUNDS). U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.


     The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by the Government National Mortgage Association which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.


     COMMERCIAL PAPER (ALL FUNDS). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two (top three with respect to Short-Term Bond Fund) rating categories of at least one NRSRO, or, if not rated is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Money Market Fund, (i) rated "P-1" by Moody's and "A-1" or better by S&P or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper.

     CORPORATE DEBT SECURITIES (ALL FUNDS EXCEPT KANSAS TAX-EXEMPT BOND FUND--SEE "VARIABLE RATE DEMAND OBLIGATIONS"). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

     MORTGAGE-RELATED SECURITIES (ALL FUNDS). The Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. In the case of the Kansas Tax-Exempt Bond Fund, to the extent the Fund is permitted to invest in U.S. Government Securities, the Fund may invest in mortgage-related securities only. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Funds in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

     Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.


     Mortgage-related securities, for purposes of this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.


     ASSET-BACKED SECURITIES (MONEY MARKET FUND, SHORT-TERM BOND FUND AND INTERMEDIATE BOND FUND). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.


     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     MUNICIPAL COMMERCIAL PAPER (SHORT-TERM BOND FUND, INTERMEDIATE BOND FUND AND KANSAS TAX-EXEMPT BOND FUND). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P, "P-2" (Prime-2) or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1." See the Appendix for a more complete description of securities ratings.

     MUNICIPAL LEASES. The Kansas Tax-Exempt Bond Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities. Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

     MUNICIPAL NOTES (SHORT-TERM BOND FUND, INTERMEDIATE BOND FUND AND KANSAS TAX-EXEMPT BOND FUND). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group."

     MUNICIPAL BONDS (SHORT-TERM BOND FUND, INTERMEDIATE BOND FUND AND KANSAS TAX EXEMPT-BOND FUND). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes--such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility--tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase "A" or better by a NRSRO. A maximum of 10% of the Kansas Tax-Exempt Bond Fund's total assets may be invested in municipal bonds rated BBB by S&P or Baa by Moody's. Bonds rated BBB by S&P have an adequate capacity to pay interest and repay principal; bonds rated Baa by Moody's are considered to be medium-grade obligations (i.e., neither highly protected nor poorly secured) and have speculative characteristics. See the Appendix for a more complete description of securities ratings.

     COMMON STOCKS (STOCK FUND AND INTERNATIONAL MULTI-MANAGER STOCK FUND). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

     PREFERRED STOCKS (SHORT-TERM BOND FUND, INTERMEDIATE BOND FUND, STOCK FUND, AND INTERNATIONAL MULTI-MANAGER STOCK FUND). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     AMERICAN DEPOSITORY RECEIPTS (SHORT-TERM BOND FUND, INTERMEDIATE BOND FUND AND STOCK FUND). American Depository Receipts are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

     These Funds may each invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

     Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency.

     INVESTMENT IN FOREIGN SECURITIES (SHORT-TERM BOND FUND, INTERMEDIATE BOND FUND, STOCK FUND AND INTERNATIONAL MULTI-MANAGER STOCK FUND). These Funds may each invest in securities of foreign governmental and private issuers that, except for the International Multi-Manager Stock Fund, are generally denominated in and pay interest in U.S. dollars. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

     FOREIGN EXCHANGE CONTRACTS (INTERNATIONAL MULTI-MANAGER STOCK FUND). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

     The Portfolio may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in the currency. The Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Portfolio's Investment Advisers ("Portfolio Advisers") fail to predict currency values correctly.


     FOREIGN CURRENCY OPTIONS AND RELATED RISKS (INTERNATIONAL MULTI-MANAGER STOCK FUND). The Portfolio may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Portfolio holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Foreign Exchange Contracts" above which influence foreign exchange sales and investments generally.


     The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Portfolio may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.


     CONVERTIBLE AND EXCHANGEABLE SECURITIES (SHORT-TERM BOND FUND, INTERMEDIATE BOND FUND, STOCK FUND, AND INTERNATIONAL MULTI-MANAGER STOCK FUND). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

     DOMESTIC AND FOREIGN BANK OBLIGATIONS (ALL FUNDS). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act. The Kansas Tax-Exempt Bond Fund's bank obligations are limited to certificates of deposit bankers' acceptances.

     EACH FUND LIMITS ITS INVESTMENT IN UNITED STATES BANK OBLIGATIONS TO OBLIGATIONS OF UNITED STATES BANKS (INCLUDING FOREIGN BRANCHES). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks meeting the conditions set forth herein.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Non-Money Market Funds and 10% of the value of the net assets of the Money Market Fund.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     INVESTMENTS IN EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS INVOLVE ADDITIONAL RISKS. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     STRIPS AND ZERO COUPON SECURITIES (ALL FUNDS EXCEPT INTERNATIONAL MULTI-MANAGER STOCK FUND). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. In accordance with Rule 2A-7, the Money Market Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Funds will not actively trade in STRIPS.

     THE FUNDS MAY INVEST IN ZERO COUPON SECURITIES. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     OTHER MUTUAL FUNDS (ALL FUNDS). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The Kansas Tax-Exempt Bond Fund has adopted a non-fundamental policy to limit its investment in investment companies to shares of money market funds. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     OPTIONS ON SECURITIES (ALL FUNDS, EXCEPT MONEY MARKET FUND, INTERNATIONAL MULTI-MANAGER STOCK FUND AND KANSAS TAX-EXEMPT BOND FUND). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

     DOLLAR ROLL TRANSACTIONS (SHORT-TERM BOND FUND, INTERMEDIATE BOND FUND, MONEY MARKET FUND AND INTERNATIONAL MULTI-MANAGER STOCK FUND). The Fund may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund's net assets.

     SWAP AGREEMENTS (SHORT-TERM BOND FUND AND INTERMEDIATE BOND FUND). To manage its exposure to different types of investments, the Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

     FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES (STOCK FUND). The Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. The Fund may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Adviser anticipates an advance. In attempting to hedge a portfolio, the Fund may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Fund will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

     A stock index assigns relative weighing to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's net assets.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

     During a market decline or when the Adviser anticipates a decline, the Fund may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund will sell options on futures and on stock indices only to close out existing positions.

     INTEREST RATE FUTURES CONTRACTS (ALL FUNDS, EXCEPT INTERNATIONAL MULTI-MANAGER STOCK FUND AND KANSAS TAX-EXEMPT BOND FUND). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to protect a Fund against the effects of adverse changes in interest rates (i.e., "hedging"). When interest rates are increasing and portfolio values are falling, the sale of futures contracts can offset a decline in the value of a Fund's current portfolio securities. The Funds will engage in such transactions primarily for bona fide hedging purposes.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS (ALL FUNDS, EXCEPT INTERNATIONAL MULTI-MANAGER STOCK FUND AND KANSAS TAX-EXEMPT BOND FUND). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

     RISKS OF OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the

Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets to cover the futures and options.

     "WHEN-ISSUED" AND "FORWARD COMMITMENT" TRANSACTIONS (ALL FUNDS). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser or Sub-Adviser considers such action advisable as a matter of investment strategy. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

     REPURCHASE AGREEMENTS (ALL FUNDS). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Money Market Fund and Kansas Tax-Exempt Bond Fund may not each invest more than 10% and the other Non-Money Market Funds may not invest more than 15% of its respective net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies".

     REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     SMALL CAPITALIZATION STOCKS (STOCK FUND). Small capitalization stocks are more volatile than larger capitalization stocks. The Fund may invest in relatively new or unseasoned companies, which are in their early stages of development, or small companies positioned in new and emerging industries. Securities of small and unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues and limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. They may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may incur significant losses, and investments in such companies are therefore speculative.

     COMMERCIAL PAPER (ALL FUNDS). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two (top three with respect to the Short-Term Bond Fund) rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO") or, if not rated, are, in the opinion of the Adviser or the Portfolio Advisers, as applicable, of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Money Market Fund, (i) rated "P-1" by Moody's Investors Service, Inc. ("Moody's") and "A-1" or better by Standard & Poor's Corporation ("S&P") or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper (and provided the purchase is approved or ratified by the Fund's Board of Trustees or the AMR Trust's Board of Trustees, as applicable).

     CORPORATE DEBT SECURITIES (ALL FUNDS, EXCEPT KANSAS TAX-EXEMPT BOND FUND). Fund investments in these securities are limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

     After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Fund's Adviser or Portfolio Advisers, as applicable, will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

     VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS (ALL FUNDS). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity of 397 days or less with respect to the Money Market Fund or five to twenty years with respect to the Non-Money Market Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

     THE FUNDS MAY ALSO BUY VARIABLE RATE MASTER DEMAND OBLIGATIONS. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser or Portfolio Advisers, as applicable or, pursuant to guidelines established by the Board of Trustees or the AMR Trust Board, as applicable, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

     LOANS OF PORTFOLIO SECURITIES (ALL FUNDS). The Funds may lend their portfolio securities in an amount up to 33-1/3% of each Fund's total assets to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a particular Fund.

     The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     Securities loans will be made in accordance with the following conditions:
(1) the Funds or the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Funds or the Portfolio must be able to terminate the loan after notice, at any time;
(4) the Funds or the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Funds or the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board of Trustees or AMR Trust Board, as applicable, must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board of Trustees or AMR Trust Board, as applicable, to vote proxies.


     GUARANTEED INVESTMENT CONTRACTS (SHORT-TERM BOND FUND). The Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. The Fund will purchase a GIC only when the Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

     In determining the average weighted portfolio maturity of the Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

     ILLIQUID SECURITIES (ALL FUNDS). Each Fund, except for the International Multi-Manager Stock Fund, has adopted a fundamental policy with respect to investments in illiquid securities. The International Multi-Manager Stock Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act (other than certain commercial paper issued pursuant to Section 4(2) as discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

     Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restruction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

     The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds' to invest, pursuant to procedures established by the Board of Trustees or the AMR Trust Board, as applicable, and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

     Pursuant to guidelines set forth by and under the supervision of the Board of Trustees or the AMR Trust Board, as applicable, the Adviser or the Portfolio Advisers, will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser or the Portfolio Advisers, as applicable; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets. Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.


     Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (I) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.


     FOREIGN CURRENCY TRANSACTIONS (INTERNATIONAL MULTI-MANAGER STOCK FUND; INTERMEDIATE BOND FUND; STOCK FUND).Investments by the Portfolio in securities of foreign companies will usually involve the currencies of foreign countries. In addition, the Portfolio may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of the Portfolio, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price at the time of the contract. Forward contracts in the principal foreign currencies are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Portfolio. A forward contract generally has no requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

     The Portfolio may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, the Portfolio may enter into forward contracts in connection with existing portfolio positions. For example, when the Portfolio Advisers of the Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Portfolio to incur losses on these contracts and transaction costs. The Portfolio Advisers do not intend to enter into forward contracts on a regular or continuous basis.

     There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market is foreign currencies in a global around-the-clock market.

     When required by applicable regulatory guidelines, the Portfolio will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

                             INVESTMENT RESTRICTIONS

     The following restrictions apply to each Fund except the International Multi-Manager Stock Fund. Unless otherwise indicated, only Investment Restriction Nos. 2, 3, 4, 7, 8, 12 and 16 are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds' outstanding voting securities. The non-fundamental investment restrictions can be changed by approval of a majority of the Board of Trustees. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy or (ii) more than 50% of the outstanding shares.

     Each Fund, except as indicated, may not:

         (1) Invest more than 15% (10% with respect to the Money Market Fund and Kansas Tax-Exempt Bond Fund) of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

         (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 33-1/3% (10% for Kansas Tax-Exempt Bond Fund) of the current value of its net assets for temporary or emergency purposes or to meet redemptions. Each Fund (except Kansas Tax-Exempt Bond Fund) has adopted a non-fundamental policy to limit such borrowing to 10% of its net assets and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist). With respect to the Kansas Tax-Exempt Bond Fund, all borrowings in excess of 5% will be repaid before additional investments are made. The Short-Term Bond Fund has adopted a non-fundamental policy to limit its borrowings for other than temporary or defensive purpose or to meet redemptions to an amount not to exceed an amount equal to 5% of its net assets;

         (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

         (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

         (5) Invest in companies for the purpose of exercising control or management. This restriction is a fundamental policy of the Kansas Tax-Exempt Bond Fund;

         (6) Invest more than 10% of its net assets in shares of other investment companies, except that the Kansas Tax-Exempt Bond Fund may only purchase money market fund securities and that each Fund may invest all of its assets in another investment company;

         (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships, debt obligations secured by real estate or interests therein, and securities issued by other companies that invest in real estate or interest therein), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions. The Kansas Tax-Exempt Bond Fund's policy with respect to oil, gas and other mineral resource, exploration, development or leases is a non-fundamental policy;


          (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

         (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short. The Kansas Tax-Exempt Bond Fund may not sell securities short;

         (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, the Sponsor, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

         (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry (except that this restriction does not apply to the Money Market Fund which will concentrate its investments in obligations issued by the banking industry), provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities;
     (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

         (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. The Kansas Tax-Exempt Bond Fund may not purchase warrants, straddles, or spreads;

         (14) Write, purchase or sell puts, calls or combinations thereof, except that the Funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging;

         (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation (except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or
     (ii) municipal securities which are rated by at least two NRSRO's or determined by the Adviser to be of comparable quality) provided each Fund may invest all or a portion of its assets in another open end management investment company with substantially the same investment objective, policies and investment restrictions as the Fund; or

         (16) With respect to 75% of its assets, purchase a security if as a result, (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities, or (2) the Fund would own more than 10% of the outstanding voting securities of such issues. The Money Market Fund is subject to the above restriction with respect to 100% of its assets. The Kansas Tax-Exempt Bond Fund will not purchase more than 10% of the voting securities of any one issuer.

     The following restrictions apply to the International Multi-Manager Stock Fund. All fundamental investment policies and non-fundamental policies of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies of the Portfolio and the AMR Trust Board, it applies equally to the Fund and the Trust's Board of Trustees.

     The following nine restrictions have been adopted by the Portfolio and may be changed with respect to the Portfolio only by the majority vote of the Portfolio's outstanding interests, which as used herein means the lesser of (a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or
(b) more than 50% of the interests of the Portfolio. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

The Portfolio may not:


         (1) With respect to 75% of its total assets purchase a security if as a result, (1) more than 5% of its total assets would be invested in securities of any one issuer other than obligations issued by the U.S. Government, its agencies and instrumentalities, or (2) the Fund would own more than 10% of the voting securities of any one issuer;


         (2) Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry other than the U.S. Government, its agencies and instrumentalities. In addition, finance companies as a group are not considered a single industry for purposes of this Policy. Wholly-owned finance companies will be considered to be in the industries of their parent companies if their activities are primarily related to financing the activities of their parent companies;


         (3) Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus;

         (4) Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and "when-issued" securities when consistent with the other policies and limitations described in the Prospectus;

         (5) Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Portfolio may be deemed an underwriter under federal securities law;

         (6) Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Portfolio may lend its portfolio securities to broker-dealers or other institutional investors in accordance with the guidelines stated in the Prospectus;

         (7) Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons," as defined under the 1940 Act, of the AMR Trust, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder;

         (8) Issue senior securities except that the Portfolio may engage in when-issued securities and forward commitment transactions and may engage in currency futures and forward currency contracts; or

         (9) Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolio intends to repay any money borrowed before any additional portfolio securities are purchased.

     The following non-fundamental investment restrictions apply to the Portfolio and may be changed with respect to the Portfolio by a majority vote of the AMR Trust Board. The Portfolio may not:

         (1) Purchase securities on margin, effect short sales (except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options; or

         (2) Invest more than 15% of its net assets in illiquid securities.

     The Portfolio may invest up to 10% of its total assets in the securities of other investment companies to the extent permitted by law. The Portfolio may incur duplicate advisory or management fees when investing in another mutual fund.

     As a matter of fundamental policy, notwithstanding any limitation otherwise noted, each Fund is authorized to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.


     If a percentage restriction on investment policies or the investment or use of assets set forth in the Prospectus are adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation.

     The Money Market Fund's diversification tests are measured at the time of initial purchases, and are calculated as specified in Rule 2a-7 of the 1940 Act which may allow the Fund to exceed limits specified herein or in the Prospectus for certain securities subject to guarantees or demand features. The Fund will be deemed to satisfy the maturity requirements described herein or in the Prospectus to the extent it satisfies Rule 2a-7 maturity requirements.

     It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law (for example, Rule 2a-7 of the 1940 Act with respect to the Money Market Fund) the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

                         RISKS OF INVESTING IN THE FUNDS


CERTAIN RISK CONSIDERATIONS

     The Money Market Fund attempts to maintain a constant net asset value of $1.00 per share, although there can be no assurance that the Money Market Fund will always be able to do so. The Money Market Fund may not achieve as high a level of current income as other funds that do not limit their investment to the high quality securities in which the Money Market Fund invests.

     The Money Market Fund's Policy of concentrating in the banking industry could increase the Fund's exposure to economic or regulatory developments relating to or affecting banks. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The financial condition of banks is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions may affect the financial condition of banks.

     The price per share of each of the Non-Money Market Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a bond Fund's shares will generally fluctuate inversely with the movements in interest rates and a stock Fund's shares will generally fluctuate as a result of numerous factors, including but not limited to investors' expectations about the economy and corporate earnings and interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. Additionally, a Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.

     RISKS OF TECHNIQUES INVOLVING LEVERAGE. Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Adviser or Portfolio Advisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

CERTAIN RISKS OF INVESTING IN THE INTERNATIONAL MULTI-MANAGER STOCK FUND

     The International Multi-Manager Stock Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if the Portfolio had a large investor other than the International Multi-Manager Stock Fund that redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the International Multi-Manager Stock Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


     The International Multi-Manager Stock Fund may withdraw its entire investment from the Portfolio at any time without shareholder approval if the Board determines that it is in the best interest of the International Multi-Manager Stock Fund and its shareholders to do so. The International Multi-Manager Stock Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the International Multi-Manager Stock
Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the International Multi-Manager Stock Fund and could affect adversely the liquidity of the International Multi-Manager Stock Fund's portfolio. If the International Multi-Manager Stock Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the International Multi-Manager Stock Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the International Multi-Manager Stock Fund's assets in accordance with its investment objective and policies by the Adviser or the investment of all of the International Multi-Manager Stock Fund's investable assets in another pooled investment entity having substantially the same investment objective as the International Multi-Manager Stock Fund. The inability of the International Multi-Manager Stock Fund to find a suitable replacement investment, in the event the Board decided not to permit the Adviser to manage the International Multi-Manager Stock Fund's assets, could have a significant impact on shareholders of the International Multi-Manager Stock Fund.

     Each investor in the Portfolio, including the International Multi-Manager Stock Fund, will be liable for all obligations of the Portfolio, but not any other portfolio of AMR Trust. The risk to an investor in the Portfolio of incurring financial loss on account of such liability, however, would be limited to circumstances in which the Portfolio was unable to meet its obligations. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

     Investors should be aware that the International Multi-Manager Stock Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the Portfolio, which is a separate investment company. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio.

     In addition to selling its interests to the International Multi-Manager Stock Fund, the Portfolio may sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the International Multi-Manager Stock Fund and would be allowed to charge different sales commissions. Therefore, investors in the International Multi-Manager Stock Fund may experience different returns from investors in another investment company that invests exclusively in the Portfolio. Shareholders may obtain further information concerning other funds that invest in the Portfolio by contacting their sales representative or by calling (800) 967-9009.

RISK OF INVESTING IN KANSAS MUNICIPAL OBLIGATIONS.

     Because the Kansas Tax-Exempt Bond Fund will concentrate its investment in Kansas Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of Kansas issuers to pay interest on or to repay the principal of their debt obligations. Kansas Municipal Obligations may be subject to greater price volatility than municipal obligations in general as a result of the effect of supply and demand for these securities which, in turn, could cause greater volatility in the value of the shares of the Fund.

     The following information as to certain Kansas risk factors is only a brief summary of the factors affecting the financial condition of the State of Kansas, it does not purport to be a complete description and is based on information from official statements relating to municipal obligations issued by the State of Kansas.

     Kansas ranks as the 14th largest state in terms of size with an area in excess of 82,000 square miles. As of 1998, the population is estimated to be 2,583,745, which is a 1.01% increase from 1997. In comparison, the growth in population in the U.S. was 4.7%.

     Growth in the State's trade, services and manufacturing sectors has decreased the historical dominance of agriculture on the State economy. Economic performance in 1996 and into 1997 has been significantly better than 1995, due largely to gains in aircraft manufacturing and recovery in agriculture. Personal income grew at 6.2% in 1996 to $23,281. Per capita income stands at about 96% of the national median. Household income reflects more of the recent strength at 110% of the U.S. average.

     The State's average monthly unemployment rate dropped to 3.6% in June 1998 from its peak of 5.5% in 1993. Labor force participation is high at 67% versus 62.9% for the U.S.

     The Kansas State Treasury does not issue general obligation debt. The state instead relies on revenue and lease financing through the Department of Transportation (KDOT) and the Development Finance Authority (KDFA). KDFA provides financing for various public purpose projects including prison construction, state offices, energy conservation and university facilities. The KDOT bonds are rated Aa/AA by Moody's and Standard & Poor's, respectively. KDFA ratings vary across underlying purpose and when not insured are generally rated A or better by the major rating agencies.

     Obligations of issuers of Kansas Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the Kansas legislatures or by referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation, litigation involving the taxation of municipal obligations or the rights of municipal obligation holders, or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Kansas Municipal Obligations may be materially affected.

KANSAS RISK FACTORS

     The following information is a brief summary of particular Kansas state factors effecting the Kansas Tax-Exempt Bond Fund and does not purport to be a complete description of such factors. The financial condition of the state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. Further, the state faces numerous forms of litigation seeking significant damages which, if awarded, may adversely affect the financial situation of the state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of the state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state. The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It has not been independently verified by the Fund. The Fund makes no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of the Fund may fluctuate due to factors such as change in interest rates, matters affecting a particular state, or for other reasons.

     GENERAL ECONOMIC CONDITIONS. Kansas is the 14th largest state in terms of size with an area in excess of 82,000 square miles. It is rectangular in shape and is 411 miles long from east to west and 208 miles wide. The geographic center of the 48 contiguous states lies within its borders. Kansas became the 34th state in 1861 and Topeka was chosen to be the capitol later that year. The population of the State of Kansas has grown from 2,477,588 in 1990 to 2,583,745 in 1998. This represents a percentage increase of 4.2%. In comparison, the growth in population of the United States was 4.7%.

     The performance of the Kansas economy remained steady in 1998. This stability was due largely to the continued expansion in aircraft manufacturing and the recovery of the farm economy. The major economic trends indicate that nominal personal income in Kansas grew at a 4.7 percent rate during 1998. This compared to 6.0 percent in 1997. Employment by place of residence grew by 3.1 percent in 1998 compared to 4.4 percent in 1997, while employment by place of work increased by 3.8 percent in 1998. The state unemployment rate of 3.6 percent for 1998 was down from 3.8 percent in 1997.

     BUDGETARY PROCESS. The Governor is statutorily mandated to present spending recommendations to the Legislature. "The Governor's Budget Report" reflects expenditures for both the current and upcoming fiscal years and identifies the sources of financing for those expenditures. The Legislature uses "The Governor's Budget Report" as a guide as it appropriates the money necessary for state agencies to operate. Only the Legislature can authorize expenditures by the State of Kansas. The Governor recommends spending levels, while the Legislature chooses whether to accept or modify those recommendations. The Governor may veto legislative appropriations, although the Legislature may override any veto by two-thirds majority vote.

     The state "fiscal year" runs from July 1 to the following June 30 and is numbered for the calendar year in which it ends. The "current fiscal year" is the one which ends the coming June. The "actual fiscal year" is the year which concluded the previous June. The "budget year" refers to the next fiscal year, which begins the July following the Legislature's adjournment.

     In "The FY 1999 Governor's Budget Report," the actual fiscal year is fiscal year 1997, the current fiscal year is fiscal year 1999, and the budget year is fiscal year 2000. By law, "The Governor's Budget Report" must reflect actual year spending, the Governor's revised spending recommendations for the current fiscal year, state agency spending requests for the budget year, and the Governor's spending recommendations for the budget year. The budget recommendations cannot include the expenditure of anticipated income attributable to proposed legislation.

     REVENUES AND EXPENDITURES. The State General Fund is the largest of the "uncommitted" revenue sources available to the state. It is also the fund to which most general tax receipts are credited. The Legislature may spend State General Fund dollars for any purpose. All revenues coming into the state treasury not specifically authorized by statute or the constitution to be placed in a separate fund are deposited in the State General Fund.

Fiscal Year 1999


     For FY 1999, the Governor recommends a revised total budget of $8.8 billion, with $4.22 billion from the State General Fund. Previously approved amounts totaled $8.56 billion, with $4.19 billion from the State General Fund. The Governor proposes revisions to the FY 1999 budget primarily because of increases in available federal funds, shifts in expenditure authority from FY 1998 to FY 1999, adjustments for Social and Rehabilitation Services caseloads, and a recalculation of public school finance needs.


Fiscal Year 2000

     For fiscal year 2000 that begins July 1, 1999, the Governor proposes a total budget of $9.03 billion, of which $4.42 billion is from the State General Fund. The State General Fund portion of the budget grows by 4.6 percent over FY 1999. Property tax replacement and increases in demand transfers account for the majority of that increase. All other expenditures cause the State General Fund budget to grow by 1.7 percent.


     For classified state employees the Governor recommends full funding for step movement and longevity as well as a 1.0 percent base salary adjustment. For unclassified employees, the Governor recommends a 3.5 percent funding pool to be awarded on the basis of merit. In addition $2.5 million is proposed as a special funding pool to help retain excellent faculty at Regents institutions, $800,000 is budgeted to raise the salaries of district judges, and expenditures are allowed for correctional officer and juvenile justice youth service worker salary upgrades.


     The Governor's recommendation provides for a total of 40,274.5 full time positions, including 16.0 new troopers for the Highway patrol. The total position count is down from 42,116.2 full time positions in FY 1999, principally because of retirement reductions and the privatization of the KU Medical Center Hospital.

     The budge recommendations direct over $80.0 million in new spending toward public education. The per pupil base rises from $3,720 to $3,755 and special education appropriations increase by 5.6 percent. The Governor adds money to fund Juvenile Justice Authority community plans. The recommendations fully cover expected caseloads in SRS in the medical, welfare (TAF), and foster care programs, as well as in the nursing home program at the Department on Aging.

     Potential revenues from the settlement of litigation against tobacco companies total $20.0 million in FY 1999 and $53.0 million in FY 2000. Because the federal government will likely be able to claim 60.0 percent of the settlement, the Governor recommends planning for the use of only 40.0 percent of the expected revenues--$8.0 million in FY 1999 and $21.2 million in FY 2000. Over the two fiscal years, $14.6 million will be placed in the State General Fund and $14.6 million in the Children's Health Care Programs Fund.

     Children's Initiatives. The Children's Budget, outlines funding of $3.2 billion that is targeted toward children and families - an increase of over $170.0 million from FY 1999. Included in those expenditures are 13 initiatives funded from tobacco settlement monies. Initiatives include expanding the Healthy Start/Home Visitor Program, grants for innovative child health programs, grants for smoking prevention programs, improved newborn health screening, and juvenile delinquency prevention programs.

     Tax Relief. Building on the extensive tax reductions already enacted over the last four years, the Governor again recommends tax reductions in several areas. As promised, the Governor proposes a complete phase-out of property taxes on cars and small trucks. Under the proposal, the final phase-out occurs over four years and begins immediately after already scheduled car tax reductions are completed. In addition, the Governor proposes to increase the adoption income tax credit, raise the machinery and equipment property tax credit, eliminate severance taxes on oil and begin a new grain storage sales tax exemption.

     Comprehensive Transportation Program. To address the needs of the large Kansas transportation infrastructure the Governor proposes an eight-year $2.4 billion comprehensive transportation program. For highway construction and maintenance, the governor's proposal is larger than the Comprehensive Highway Program of 1989, but raised no new taxes. The proposal also provides funds for aviation, rail transportation, and public transit. The Governor recommends a financing package that includes bonds, existing resources, federal monies, and an increase in the State Highway Fund demand transfer. The demand transfer increase goes from the current 7.6 percent of sales tax revenue to 9.0 percent in FY 2000, and then to 10.0 percent for succeeding fiscal years.

     Enhancements are provided for elementary and secondary education programs and for the Regents institutions. The Governor's recommendations fully fund the second year of welfare reform and provides both long-term care and nutrition services for Kansas' elderly citizens.

     DEBT ADMINISTRATION AND LIMITATION. The State of Kansas finances a portion of its capital expenditures with various debt instruments. Of capital expenditures that are debt-financed, revenue bonds and loans from the Pooled Money Investment Board finance most capital improvements for buildings, and certificates of participation and "third-party" financing pay for most capital equipment. The Kansas Constitution makes provision for the issuance of general obligation bonds subject to certain restrictions; however, no bonds have been issued under this provision for many years. No other provision of the Constitution or state statute limits the amount of debt that can be issued.

     Although the State of Kansas has no general obligation debt rating, some recent bond issues have been rated. The underlying ratings for the most recently issued revenue bonds were A1 and AA -- from Moodys and Fitch, respectively. The ratings for the most recently issued fixed rate bonds issued by the Kansas Department of Transportation were Aa and AA from Moodys and Standard and Poor's, respectively.

     In October 1997, Standard & Poor's assigned an issue credit rating of AA+ to the State of Kansas. Standard and Poor's credit rating reflects the state's credit quality in the absence of general obligation debt. Other credit factors include a very low debt burden with no significant future capital needs, a broadening and diversified economy that has demonstrated strong performance and declining unemployment, and conservative fiscal management and sound financial operations, with ample statutorily mandated cash reserves.

     The Kansas Department of Transportation issues debt to finance highway projects. The Comprehensive Highway Program began during fiscal year 1989. The 20-year bonds will be retired with motor fuel taxes, motor vehicle registration fees, retail sales and compensating use taxes, and accrued interest. During fiscal years 1995 and 1996, the state sold bonds totaling approximately $167.1 million and $61.1 million, respectively. Again, the largest use of the bond proceeds was $140 million of the FY 1995 amount for the Comprehensive Highway Program.

     Other State of Kansas debt is issued by the Kansas Development Finance Authority (KDFA), an independent instrumentality of the state which was created in 1987 for this purpose.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

     The Trust is governed by a Board of Trustees. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

     The age, address and principal occupations for the past five years of each Trustee and executive officers of the Trust are listed below. The address of each, unless otherwise indicated, is 3435 Stelzer Road, Columbus, Ohio 43219.


     G.L. Best, Age: 51, Trustee. Vice President, Finance and Administration, of Williams Energy Services Company; Treasurer of The Williams Companies (1992-1995).

     Terry L. Carter, Age: 51, Trustee. Senior Vice President of QuikTrip Corporation.

     Thomas F. Kice, Age:  48, Trustee.  President of Kice Industries, Inc.

     George Mileusnic, Age: 45, Trustee. Executive Vice President of Operations of North American Division of The Coleman Co., Inc.


     John J. Pileggi, Age: 41, Chairman of the Board of Trustees. President and CEO of ING Mutual Funds Management Co. LLC since 1998; Director of Furman Selz LLC (1994-1998).


     David Bunstine, Age 31, President. Director, BISYS Fund Services, Inc., since 1987.

     Ellen Stoutamire, Age: 50, Secretary. Vice President of Client Legal Services, BISYS Fund Services; Associate Counsel, Franklin Templeton, Vice President (1995-1997) and formerly General Counsel, Pioneer Western Corporation.

     Paul Kane, Age: 42, Vice President and Treasurer. Vice President and Treasurer, Financial Administration, BISYS Fund Services, December 1997 to present; previously, Director, Shareholder Reporting, Fidelty Service Company, March 1985 to December 1997.

                               COMPENSATION TABLE
                            11/1/97 THROUGH 10/31/98


                                                   PENSION OR
                                                   RETIREMENT
                                                    BENEFITS       ESTIMATED        TOTAL
                                     AGGREGATE       ACCRUED        ANNUAL      COMPENSATION
                                   COMPENSATION      AS PART       BENEFITS         FROM
                                       FROM          OF FUND         UPON         THE FUND
                                     THE FUND       EXPENSES      RETIREMENT       COMPLEX
                                     ---------     ----------      ---------      --------

G.L. Best, Trustee                   $3,750               0          N/A          $3,750
Terry L. Carter, Trustee             $3,750               0          N/A          $3,750
Thomas F. Kice, Trustee              $3,750               0          N/A          $3,750
George Mileusnic, Trustee            $3,750               0          N/A          $3,750
John J. Pileggi, Trustee             $3,750               0          N/A          $3,750

     Trustees of the Trust not affiliated with the Sponsor receive from the Trust an annual retainer of $1,000 and a fee of $1,000 for each Board of Trustees meeting and $1,000 for each Board committee meeting of the Trust attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with the Sponsor do not receive compensation from the Trust.

     As of February 10, 1999, Officers and Trustees of the Trust, as a group, own less than 1% of the outstanding shares of the Funds.

TRUSTEES AND OFFICERS OF AMR INVESTMENT SERVICES TRUST ("AMR TRUST")

     The following information relates to the principal occupations of each Trustee and executive officer of the AMR Trust during the past five years.

     Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155.

                                            POSITION WITH              PRINCIPAL OCCUPATION DURING
NAME, AGE AND ADDRESS                       AMR TRUST                  PAST 5 YEARS
- -----------------                           -----------                ---------------------


William F. Quinn* (51)                      Trustee and                President, AMR Investment
                                            President                  Services, Inc. (1986-Present);
                                                                       Chairman, American Airlines
                                                                       Employees Federal Credit Union
                                                                       (1989-Present); Trustee, American
                                                                       Performance Funds (1990-1994);
                                                                       Director, Crescent Real Estate
                                                                       Equities, Inc. (1994-Present);
                                                                       Trustee, American AAdvantage Funds
                                                                       (1987-Present); and Trustee,
                                                                       American AAdvantage Mileage Funds
                                                                       (1995-Present).



Alan D. Feld (61)                           Trustee                    Partner, Akin, Gump, Strauss,
1700 Pacific Ave.,                                                     Hauer & Feld LLP (1960-
Suite 4100                                                             Present)**, Director, Clear
Dallas, TX 75201-4618                                                  Channel Communications (1984-
                                                                       Present); Director, CenterPoint
                                                                       Properties, Inc. (1994- Present);
                                                                       Trustee, American AAdvantage Funds
                                                                       and American AAdvantage Mileage
                                                                       Funds (1996- Present).

Ben J. Fortson (66)                         Trustee                    President and CEO, Fortson Oil
301 Commerce St.,                                                      Company (1958-Present);
Suite 3301                                                             Director, Kimbell Art
Fort Worth, TX 76102                                                   Foundation (1964-Present);
                                                                       Director, Burnett Foundation
                                                                       (1987-Present); Honorary Trustee,
                                                                       Texas Christian University
                                                                       (1986-Present); Trustee, American
                                                                       AAdvantage Funds and American
                                                                       AAdvantage Mileage Funds
                                                                       (1996-Present).


John S. Justin (82)                         Trustee                    Chairman and Chief Executive
2821 West Seventh Street                                               Officer, Justin Industries,
Fort Worth, Texas 76107                                                Inc. (a diversified holding
                                                                       company) (1969-Present); Executive
                                                                       Board Member, Blue Cross/Blue Shield
                                                                       of Texas (1985-Present); Board
                                                                       Member, Zale Lipshy Hospital (1993-
                                                                       Present); Trustee, Texas Christian
                                                                       University (1980- Present); Director
                                                                       and Executive Board Member,



                                                                       Moncrief Radiation Center
                                                                       (1985-Present); Director, Texas New
                                                                       Mexico Enterprises (1984- 1993);
                                                                       Director, Texas New Mexico Power
                                                                       Company (1979- 1993); Trustee,
                                                                       American AAdvantage Funds (1989-
                                                                       Present); and Trustee, American
                                                                       AAdvantage Mileage Funds (1995-
                                                                       Present).



Stephen D. O'Sullivan*(63)                   Trustee                    Consultant (1994-Present); Vice
                                                                       President and Controller, American
                                                                       Airlines, Inc. (1985- 1994),
                                                                       and Trustee, American AAdvantage
                                                                       Mileage Funds (1995- Present)


Roger T. Staubach (57)                      Trustee                    Chairman of the Board and Chief
6750 LBJ Freeway                                                       Executive Officer and President
Dallas, Texas 75240                                                    of The Staubach Company (a
                                                                       commercial real estate company)
                                                                       (1982-Present); Director,
                                                                       Halliburton Company (1991-present);
                                                                       Director, Brinker   International
                                                                       (1993- present); Director,
                                                                       International Home Foods, Inc.
                                                                       (1997-present); National Advisory
                                                                       Board, The Salvation Army;
                                                                       Trustee, Institute for Aerobics
                                                                       Research; Member of Executive
                                                                       Council, Daytop/Dallas; former
                                                                       quarterback of the Dallas Cowboys
                                                                       professional football team; Trustee,
                                                                       American AAdvantage Funds and
                                                                       American AAdvantage Mileage Funds
                                                                       (1995- Present).


Kneeland Youngblood (42)                      Trustee                  Managing Partner, Pharos Capital
100 Crescent Court                                                     Group,LLC Enterprises, Inc. (a private
Suite 1740                                                             business management firm)
Dallas, Texas 75201                                                    (1998-Present); Trustee,
                                                                       Teachers Retirement System of
                                                                       Texas (1993-Present); Director,
                                                                       United States Enrichment Corporation
                                                                       (1993-Present); Director, Just For
                                                                       the Kids (1995-Present); Director,
                                                                       Starwood Financial Trust
                                                                       (1998-Present) Member, Council on
                                                                       Foreign Relations (1995- Present);
                                                                       Trustee,


                                                                       American AAdvantage Funds
                                                                       and American AAdvantage Mileage
                                                                       Funds (1996- Present).


Nancy A. Eckl (36)                          Vice President             Vice President, AMR Investment
                                                                       Services, Inc. (1990-Present).

Michael W. Fields (45)                      Vice President             Vice President, AMR Investment
                                                                       Services, Inc. (1988-Present).


Barry Y. Greenberg (35)                     Vice President             Vice President AMR Investment
                                            and Assistant              Services, Inc.(1995-Present);
                                            Secretary                  Branch Chief (1992-1995)
                                                                       and Staff Attorney (1988-1992),
                                                                       Securities and Exchange Commission.


Rebecca L. Harris (32)                      Treasurer                  Vice President Finance (1995-
                                                                       Present), Controller (1991- 1995),
                                                                       AMR Investment Services, Inc.


John B. Roberson (40)                       Vice President             Vice President, AMR Investment
                                                                       Services, Inc. (1991-Present).

Robert J. Zutz (46)                         Secretary                  Partner, Kirkpatrick & Lockhart
1800 Massachusetts Ave. NW                                             LLP (law firm).
Washington, D.C. 20036


* Messrs. Quinn and O'Sullivan, by virtue of their current positionS with AMR Investment Services, sub-adviser to the Money Market Fund and adviser to the Portfolio, are each deemed to be an "interested person" of the AMR Trust as defined by the 1940 Act.



** The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of AMR Investment Services, Inc. Mr. Feld has advised the AMR Trust that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to AMR Investment Services, Inc. or AMR Corporation.

     All Trustees and officers as a group own less than 1% of the outstanding shares of the AMR Trust.



     As compensation for their service to the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of AMR. The Trust and AMR Trust do not pay for these travel arrangements. However, AMR Trust compensates each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retire of American Airlines, Inc. already receives flight benefits. AMR Trust compensates Mr. O'Sullivan annual up to $10,000 to cover his personal flight service charges and the charges of his three adult children, as well as any income tax charged on the value of these flight benefits. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 1998.

                                                                    PENSION OR
                                                                    RETIREMENT                      TOTAL
                                                                     BENEFITS                    COMPENSATION
                                                                     ACCRUED       ESTIMATED         FROM
                                                      AGGREGATE      AS PART        ANNUAL         AMERICAN
                                                    COMPENSATION      OF AMR        BENEFITS       ADVANTAGE
                                                        FROM          TRUST          UPON           FUNDS
                                                      AMR TRUST      EXPENSES       RETIREMENT     COMPLEX
                                                                                                  (30 FUNDS)
                                                      ---------     ----------      ---------      --------
William F. Quinn                                          $0              $0           $0              $0
Alan D. Feld                                          $8,901              $0           $0         $35,605
Ben J. Fortson                                        $8,760              $0           $0         $35,038
John S. Justin                                          $404              $0           $0          $1,618
Stephen D. O'Sullivan                                 $1,421              $0           $0          $5,686
Roger T. Staubach                                     $4,356              $0           $0         $17,423
Kneeland Youngblood, M.D.                            $19,891              $0           $0         $79,563

INVESTMENT ADVISER

     INTRUST Bank, N.A. ("INTRUST") has provided investment advisory services to the Funds since inception pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, INTRUST makes investment decisions for the Funds. The Advisory Agreement provides that, as compensation for services thereunder, INTRUST is entitled to receive from each Fund it manages a monthly fee at an annual rate based upon average daily net assets of the Fund as set forth in the table of Fund Expenses in the Prospectus.


     INTRUST is a majority-owned subsidiary of INTRUST Financial Corporation (formerly First Bancorp of Kansas), a bank holding company. INTRUST is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 1998, total assets under management were approximately $2.2 billion. The principal place of business address of the Adviser is 105 North Main Street, Box One, Wichita, Kansas 67201.


     The Investment Advisory Contracts for the Funds will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, on 60 days' written notice by either party to the Contract and will terminate automatically if assigned.

SUBADVISERS

Stock Fund
----------

     ARK Asset Management Co., Inc. ("ARK") serves as sub-adviser to the Stock Fund. Located in New York, ARK's predecessor was established in 1929 as the private money management division of Lehman Brothers. In 1989, the division became an independent company when the employees purchased the institutional money management business from Shearson Lehman Brothers. As of December 31, 1998, ARK managed approximately $25.2 billion, including $14.7 billion in large capitalization value portfolios, for more than 271 institutional and individual clients. The minimum account size for a separately managed Large Cap Value account is $50 million. For the subadvisory services it provides to the Stock Fund, ARK receives, from the Adviser and not the Funds, monthly fees based upon average daily net assets at the annual rate of up to 0.45%.


     The table that follows presents performance data for ARK with respect to its large cap value product. Information presented is based on performance data provided by ARK for all of the accounts ("Accounts") it manages that have investment objectives, policies, styles and strategies substantially similar to the ones that will be employed in the INTRUST Stock Fund. The information does not represent the Stock Fund's performance. The Accounts include ARK's individual and unregistered accounts from April 1, 1985, and Pilgrim Americas Masters LargeCap Value Fund (from September 1, 1995 to October 31, 1997). The vast majority of the Accounts are individual and unregistered accounts primarily managed for tax-exempt investors, and are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the Accounts and those used on the Stock Fund may vary in some respects. Also, fees on the Accounts are imposed quarterly rather than daily for mutual funds, which may inflate performance.

The information should not be considered a prediction of the future performance of the Stock Fund. The actual performance may be higher or lower than that shown.

     SEE "PERFORMANCE INFORMATION" HEREIN FOR PERFORMANCE INFORMATION OF THE STOCK FUND.


     The table shows the total returns for various periods ended December 31, 1998, of ARK's Large Cap Value Product as compared to a relevant unmanaged market index. The data shown below is calculated in accordance with AIMR-PPS Standards. The performance shown below reflects total returns reduced by ARK's account management fees for such Accounts. INTRUST Stock Fund fees and expenses may be higher than those of the Accounts and if applied would have reduced the performance below.

     SEE "PERFORMANCE INFORMATION" HEREIN FOR PERFORMANCE INFORMATION FOR THE STOCK FUND.

                      ARK LARGE CAP VALUE PRODUCT COMPOSITE

                                                                                 ANNUALIZED RATES
                                                                                     OF RETURN
                                                                                FOR PERIODS ENDING
                                                                                 DECEMBER 31, 1998
                                                                      ---------------------------------------
                                                                                         STOCK
                                                                              ARK        FUND        S&P 500 INDEX
                                                                        --------------   ----        ------------
1 Year.....................................................                  11.00%      9.85%          28.6%
3 Years....................................................                  19.20%      N/A            28.2%
5 Years....................................................                  19.10%      N/A            24.1%
10 Years...................................................                  17.3%       N/A            19.2%
Since Inception 4/1/85.....................................                  17.7%       N/A            18.4%

Short-Term and Intermediate Bond Funds
--------------------------------------

     Galliard Capital Management, Inc. ("Galliard") serves as sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund. Galliard, a wholly-owned subsidiary of Norwest Bank Minnesota, was formed July 1, 1995 to specialize in the management of institutional fixed income portfolios. As of December 31, 1998, Galliard managed approximately $4.6 billion in assets. . For the subadvisory services it provides to the Short-Term Bond Fund and Intermediate Bond Fund, Galliard receives from the Adviser and not the Funds, monthly fees based upon daily net assets at the annual rate of 0.125% and 0.125%, respectively.

Money Market Fund
-----------------

     AMR Investment Services, Inc. ("AMR") serves as sub-advisor to the Money Market Fund. AMR, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. AMR was organized in 1986 to provide business management, advisory, administrative and asset management consulting services. American Airlines, Inc. is not responsible for investments made by AMR. As of December 31, 1998, AMR provides investment advice with respect to approximately $20.4 billion in assets, including approximately $14.5 billion of assets on behalf of AMR Corporation and its primary subsidiary, American Airlines, Inc. For the subadvisory services it provides to the Money Market Fund, AMR receives from the Adviser and not the Funds monthly fees based upon average daily net assets at the annual rate of 0.20%.

     AMR also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, AMR receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits AMR Trust to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by AMR. Subject to the receipt of exemptive relief from the SEC, AMR Trust may also invest cash collateral received from securities lending transactions in shares of one or more registered investment companies managed by AMR.

     The Money Market Fund is substantially identical to other pooled accounts, including investment companies advised by AMR. Set forth below are certain performance data for all such pooled accounts with similar investment objectives, policies and strategies to the Money Market Fund. The Money Market Composite consists of the American AAdvantage Money Market Fund (from September 1987 to present), the American Performance Cash Management Fund (from October 1990 to present), the FUNDS IV Cash Reserve Fund (from September 1994 through September 1996), the American AAdvantage Money Market Mileage Fund (from November 1995 to present) and the AMR Investment Services Strategic Cash Business Trust (from July 1996 to present) and the INTRUST Money Market Fund (from February 1997 to present). Expenses of the portfolios in the Money Market Composite range from approximately 0.11% for the AMR Investment Services Strategic Cash Business Trust to approximately 0.85% for the American Performance Cash Management Fund. The Strategic Business Trust is an unregistered pooled account and as such is not subject to certain requirements that apply to mutual funds under the applicable securities, tax and other laws that, if applicable, may have adversely affected performance. The data shown below reflects total return for the periods shown, reduced by the actual expense ratio for such funds. To the extent such funds had expense waivers or reimbursements in effect during the periods indicated below, such funds' actual performance would have been lower had such expense waivers or reimbursements not been in effect. INTRUST Fund fees and expenses may be higher than such expenses and if applied would have reduced the performance below. This performance information is deemed relevant since the AMR accounts have been managed using the same investment objectives, policies and restrictions and portfolio managers as those used by INTRUST Money Market Fund. However, this performance data is not necessarily indicative of the past or future performance of any of the INTRUST Funds. The AMR pooled accounts and the INTRUST Money Market Fund are separate funds. This performance does not represent the past performance of the INTRUST Money Market Fund.

                          AMR INVESTMENT SERVICES, INC.
                             MONEY MARKET COMPOSITE
                                ANNUALIZED TOTAL
                           RETURN FOR THE PERIOD ENDED
                               DECEMBER 31, 1998

                             Money Market        Money      Lipper Institutional
                              Composite       Market Fund    Money Market Index
                             -----------      -----------    -------------------

1 Year                          5.28%            5.09%              5.47%
3 Years                         5.36%             N/A               5.40%
5 Years                         5.23%             N/A               5.21%
10 Years                        5.78%             N/A               5.60%
Since Inception*                5.99%            5.12%              5.81%

* The inception date of the Money Market Fund is January 23, 1997; the inception date for the AMR Money Market Composite is September 1, 1987. Since inception returns for the Lipper Institutional Money Market Index is calculated using September 1, 1987 as the inception date.


International Multi-Manager Stock Fund
--------------------------------------

     AMR oversees all administrative, investment advisory and portfolio management services to the Portfolio. The assets of the Portfolio are allocated by AMR among one or more investment advisers. AMR also acts as investment adviser to the Portfolio and is required to furnish at its expense all services, facilities and personnel necessary in connection with managing and administering the Portfolio's investments and effecting portfolio transactions for the Portfolio.

     AMR provides the Portfolio with office space, office equipment and personnel necessary to manage and administer the Portfolio's operations. This includes complying with reporting requirements; corresponding with shareholders; maintaining internal bookkeeping, accounting and auditing services and records; and supervising the provision of services to the Portfolio by third parties. AMR also develops the investment program for the Portfolio, selects and changes investment advisers (subject to approval by the AMR Trust Board and appropriate interest holders), allocates assets among investment advisers, monitors the investment advisers' investment programs and results, and coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions.

     AMR serves as investment manager and administrator to the Portfolio. Hotchkis, Independence, Lazard and Templeton currently serve as investment advisers to the Portfolio.

     The investment advisory fees payable to AMR by the AMR Trust are 0.10% of the average daily net assets of the Portfolio plus all fees payable by AMR to the Portfolio Advisers. With respect to

INTRUST's advisory fee, INTRUST has undertaken not to charge advisory fees in excess of 0.40% of average daily net assets with respect to the International Multi-Manager Stock Fund as long as the Fund remains completely invested in the Portfolio or any other investment company. INTRUST has contractually agreed not to charge its advisory fee to the Fund in an amount in excess of 0.35% of the average daily net assets of the Fund through October 31, 1999. The investment advisory agreement for the International Multi-Manager Stock Fund provides for an investment advisory fee payable to INTRUST by the Fund of 1.25% of the average annual daily net assets of the Fund, if the Fund does not invest all of its assets in the Portfolio or another investment company. All investment advisory fees are accrued daily and paid monthly.

     None of the Portfolio Advisers provide any services to the Portfolio except for portfolio investment management and related recordkeeping services.


     AMR receives compensation for administrative and oversight functions relating to securities lending of the Portfolio. Currently AMR receives 10% of the net annual interest income from the investment of each collateral or 10% of the loan fees posted by borrowers.

     AMR may enter into new or modified advisory agreements with existing or new investment advisers without approval of International Multi-Manager Stock Fund shareholders or Portfolio interest holders, but subject to approval of the Board and the AMR Trust Board. The SEC issued an exemptive order which eliminates the need for shareholder/interest holder approval, subject to compliance with certain conditions. These conditions include the requirement that within 90 days of hiring a new advisor or implementing a material change with respect to an advisory contract, the Portfolio send a notice to shareholders containing information about the change that would be included in a proxy statement.

     The Advisory Agreement between the Portfolio and AMR will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees of the AMR Trust or by vote of the holders of beneficial interest of the Portfolio, and in either case by a majority of the Trustees of the AMR Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

     The Advisory Agreement with respect to the Portfolio is terminable without penalty by the Portfolio on 60 days' written notice when authorized either by vote of the Portfolio's shareholders or by a vote of a majority of the Board of Trustees of the AMR Trust, or by AMR on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Portfolio, neither AMR nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the performance if its or their duties to the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of AMR's or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement. The Advisory Agreement provides that AMR may render services to others.

     The advisory fees are accrued daily and paid monthly. The Adviser, in its sole discretion, may waive all or any portion of its advisory fee with respect to the Portfolio.

     Following is a description of the Portfolio Advisers, each of which has been retained by AMR, on behalf of the Portfolio, to provide advisory services to the Portfolio.

     Hotchkis and Wiley, 725 South Figueroa, Suite 4000, Los Angeles, California 90017, is a professional investment management firm which was founded in 1980 by John F. Hotchkis and George Wiley. Hotchkis and Wiley is a division of Merrill Lynch Asset Management, L.P., a wholly-owned indirect subsidiary of Merrill Lynch & Co., Inc. Assets under management as of December 31, 1998 were approximately $14.5 billion, which included approximately $1.9 billion of assets of AMR and its subsidiaries and affiliated entities. Hotchkis and Wiley also serves as an investment adviser to the Balanced Portfolio and the Growth and Income Portfolio of the AMR Trust. The advisory contract provides for AMR to pay Hotchkis and Wiley an annualized fee equal to 0.60% of the first $10 million of assets under its discretionary management, 0.50% of the next $140 million of assets 0.30% on the next $50 million of assets 0.20% of the next $800 million of assets and 0.15% of all excess AMR Trust assets managed by Hotchkis and Wiley.

     Lazard Asset Management ("Lazard"), 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres, a New York limited liability company, which is registered as an investment adviser with the SEC and is a member of the New York, American and Midwest Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard provides investment management services to client discretionary accounts with assets totaling approximately $70 billion as of December 31, 1998. Lazard serves as an investment adviser to the International Equity Fund. For its services, AMR pays Lazard an annual fee equal to 0.50% of the first $100 million in AMR Trust assets under its discretionary management, 0.325% of the next $400 million in assets and 0.20% on all excess assets.

     Independence Investment Associates, Inc. ("IIA"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned susbsidiary of John Hancock
Mutual Life Insurance Company. IIA's investment philosophy that "Any stock that combines cheapness and improving fundamentals is attractive," is put into practice through the use of a quantitative, multi-factor stock-ranking model fueled by earnings and growth rates. Assets under management as of December 31, 1998, including funds managed for its parent company were approximately $30.4 billion, which included approximately $1.2 billion of assets of AMR and its subsidiaries and affiliated entities. IIA serves as an investment adviser to the Balanced and Large Cap Value Funds. For its services, AMR pays IIA an annual fee equal to 0.50% of the first $30 million in assets of AMR Trust and other accounts under discretionary management by AMR, 0.25% of the next
$70 million in assets and 0.20% on all excess assets.

     Templeton Investment Counsel, Inc. ("Templeton"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394-3091, is a professional investment counseling firm which has been providing investment services since 1979. Templeton is indirectly owned by Franklin Resources, Inc. As of December 31, 1998, Templeton had discretionary investment management authority with respect to approximately $24.7 billion of assets, including approximately $679.7 million of assets of AMR and its subsidiaries and affiliated entities. For its services, AMR pays Templeton an annualized fee equal to 0.50% of the first $100 million in AMR Trust assets under its discretionary management, 0.35% of the next $50 million in assets, 0.30% of the next $250 million in assets and 0.25% on assets over $400 million.

     Lazard and IIA have been retained by AMR, on behalf of the Portfolio, to provide advisory services to the Portfolios of March 1, 1999. Prior to that time, Morgan Stanley Asset Management Inc. provided advisory services to the Portfolio, along with Hotchkis and Wiley and Templeton.

     The AMR Trust and AMR also entered into a Management Agreement dated October 1, 1995, as amended July 25, 1997, that obligates AMR to provide or oversee all administrative, investment advisory and portfolio management services for the AMR Trust.

Kansas Tax-Exempt Bond Fund

     The Kansas Tax-Exempt Bond Fund is the successor to the Kansas Tax Free Income Portfolio of the SEI Tax Exempt Trust (the "SEI Fund") a registered investment company for which the Adviser was the investment adviser. The SEI Fund was reorganized into the Kansas Tax-Exempt Bond Fund. The Kansas Tax-Exempt Bond Fund has the same investment objectives and policies as the SEI Fund. Investors in the SEI Fund were invited to invest in the Kansas Tax Exempt Bond Fund at its inception. Set forth below are certain performance data for the Fund which for periods prior to the Fund's reorganization includes the performance of the SEI Fund. The data shown below reflects total return for the periods shown, reduced by the actual expenses of the Fund, and the SEI Fund, as applicable. To the extent expense waivers or reimbursements were in effect during the periods indicated below, actual returns would have been lower had such expense waivers or reimbursements not been in effect. However, this performance data is not necessarily indicative of the future performance of the Funds. The SEI Fund performance reflects fees and expenses that may be lower than fees for the Kansas Tax-Exempt Bond Fund after its first year of operation. The performance shown would have been lower if such higher fees and expenses were in effect.

                           KANSAS TAX-EXEMPT BOND FUND

                                                                                AVERAGE ANNUAL RETURN
                                                                                 FOR PERIODS ENDING
                                                                                  DECEMBER 31, 1998
                                                                      ----------------------------------------
                                                                                               LEHMAN 7 - YEAR
                                                                                                 G.O. INDEX
                                                                                               --------------
1 Year........................................................                 5.73%               6.23%
5 Years.......................................................                 5.38%               5.79%
Since Inception (December 10, 1990)...........................                 6.74%               7.36% (December 31, 1990

     The Kansas Tax-Exempt Bond Fund may also advertise its "taxable equivalent yield." Taxable equivalent yield is the yield that an investment, subject to Federal and Kansas personal income taxes, would need to earn in order to equal, on an after-tax basis, the yield on an investment exempt from such taxes (normally calculated assuming the maximum combined Federal and Kansas marginal tax rate). A taxable equivalent yield quotation for the Fund will be higher than the yield or the effective yield quotations for the Fund.

     The following table shows how to translate the yield of an investment that is exempt from both Federal and Kansas personal income taxes into a taxable equivalent yield for the 1998 taxable year. The last four columns of the table show approximately how much a taxable investment would have to yield in order to generate an after-tax (Federal and Kansas personal income taxes) yield of 5%, 6%, 7% or 8%. For example, the table shows that a married taxpayer filing a joint return with taxable income of $50,000 would have to earn a yield of approximately 10.37% before Federal and Kansas personal income taxes in order to earn a yield after such taxes of 7%.

                                1998 TAXABLE YEAR

           TAXABLE EQUIVALENT YIELD TABLE--FEDERAL AND KANSAS PERSONAL
                                  INCOME TAXES*

                                                                   TO EQUAL HYPOTHETICAL TAX-FREE YIELD OF
                                                                    5%, 6%, 7% OR 8% A TAXABLE INVESTMENT
                   SINGLE                         COMBINED            WOULD HAVE TO YIELD APPROXIMATELY
                TAXABLE INCOME(1)                 MARGINAL   --------------------------------------------------
FROM                                 TO        TAX RATE(2)(3)    5.00%       6.00%        7.00%       8.00%
- ----                             ----------    -----------     --------    --------     --------     -------
0                                   15,000         17.98%       6.10%        7.31%        8.53%       9.75%
15,000                              25,350         20.31%       6.27%        7.53%        8.78%      10.04%
25,350                              30,000         32.50%       7.41%        8.89%       10.37%      11.85
30,000                              61,400         32.64%       7.42%        8.91%       10.39%      11.88%
61,400                             128,100         35.45%       7.75%        9.30%       10.84%      12.39%
128,100                            278,450         40.13%       8.35%       10.02%       11.69%      13.36%
over 278,450                                       43.50%       8.85%       10.62%       12.39%      14.16%

                                                                   TO EQUAL HYPOTHETICAL TAX-FREE YIELD OF
                   MARRIED                                          5%, 6%, 7% OR 8% A TAXABLE INVESTMENT
               FILING JOINTLY                                    COMBINED WOULD HAVE TO YIELD APPROXIMATELY
                TAXABLE INCOME(1)                 MARGINAL     ---------------------------------------------
FROM                                 TO        TAX RATE(2)(3)    5.00%       6.00%        7.00%        8.00%
- ----                             ----------      -----------   --------    --------     --------     -------
0                                   30,000         17.98%       6.10%        7.31%        8.53%       9.75%
30,000                              42,350         20.31%       6.27%        7.53%        8.78%      10.04%
42,350                              60,000         32.50%       7.41%        8.89%       10.37%      11.85%
60,000                             102,300         32.64%       7.42%        8.91%       10.39%      11.88%
102,300                            155,950         35.45%       7.75%        9.30%       10.84%      12.39%
155,950                            278,450         40.13%       8.35%       10.02%       11.69%      13.36%
over 278,450                                       43.50%       8.85%       10.62%       12.39%      14.16%

- ----------------

(1)  Assuming the Federal alternative minimum tax is not applicable.

(2) The combined marginal rates were calculated using Federal tax rate tables for the 1998 taxable year and Kansas tax rates for the 1998 taxable year. The Federal tax rate table is indexed each year to reflect changes in the Consumer Price Index and the Kansas tax rate table is constant until changed by statute.

(3) The combined Federal and Kansas personal income tax marginal rates assume that Kansas income taxes are fully deductible for Federal income tax purposes as an itemized deduction. However, the ability to deduct itemized deductions (including state income taxes) for Federal income tax purposes is limited for those taxpayers whose Federal adjusted gross income for 1998 exceeds $124,500 ($62,250 in the case of a married individual filing a separate return).

     * This chart is prepared for general information purposes only. Tax equivalent yields are a useful tool in determining the benefits of a tax-exempt investment; however, tax equivalent yields should not be regarded as determinative of the desirability of such an investment. In addition, this chart is based on a number of assumptions which may not apply in each individual case. An investor should therefore consult a competent tax adviser regarding tax equivalent yields in individual circumstances.

     ADVISORY FEES. For the fiscal years ended OCTOBER 31, 1998 and October 31, 1997, the Advisers and Subadvisers to the separate Funds were entitled to advisory fees in the following amounts:


                                               ADVISORY FEES                           ADVISORY FEES
                                               FYE 10/31/98                            FYE 10/31/97
                                          EARNED            WAIVED               EARNED          WAIVED
AMR Investment Services, Inc.
     Money Market Fund(a)                $103,167         $ 28,651              $ 71,919        $ 35,959
Galliard Capital Management, Inc.
     Short-Term Bond Fund(b)             $ 72,852               --              $ 34,041              --
     Intermediate Bond Fund(b)           $ 62,434               --              $ 28,136              --
Ark Asset Management Co., Inc.
     Stock Fund(b)                       $417,777               --              $166,057              --
INTRUST Bank, N.A
     Kansas Tax-Exempt Bond Fund(d)      $360,231         $360,231              $ 50,811        $ 50,811
     Money Market Fund(a)                $128,959         $ 25,792              $120,772        $ 72,463
     Short-Term Bond Fund(b)             $233,125         $122,390              $129,156        $ 67,807
     Intermediate Bond Fund(b)           $199,787         $ 54,941              $108,244        $ 29,767
     Stock Fund(b)                       $928,393         $120,690              $423,540        $ 55,060
     International Multi-Manager
       Stock Fund(c)                     $225,903         $ 28,239              $ 87,171        $ 10,897


------------
(a)  Commenced operations on January 23, 1997.
(b)  Commenced operations on January 21, 1997.
(c)  Commenced operations on January 20, 1997.
(d) For the period from September 1, 1997 through October 31, 1997. Effective September 1, 1997, the Kansas Tax-Exempt Bond fund changed its fiscal year end to October 31, 1997.


     For the fiscal year ended August 31, 1997, INTRUST Bank, N.A., as Adviser to the Kansas Tax-Exempt Bond Fund, was entitled to advisory fees in the amount of $241,317 from the Fund but waived these fees in their entirety. For the fiscal years ended August 31, 1996, INTRUST Bank, N.A., as Adviser to the Kansas Tax Free Income Portfolio of SEI Tax-Exempt Trust, the predecessor to the Fund (the "Predecessor Kansas Fund"), was entitled to advisory fees in the amount of $202,00, but waived these fees in their entirety.


DISTRIBUTION OF FUND SHARES

     The Trust retains BISYS to serve as principal underwriter for the shares of the Funds pursuant to a Distribution Contract. The Distribution Contract provides that the Distributor will use its best efforts to maintain a broad distribution of the Funds' shares among bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

     The Trustees of the Fund have voted to adopt a Master Distribution Plan (the "Plan") pursuant to Rule l2b-1 of the Investment Company Act of 1940 (the "1940 Act") after having concluded that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan provides for a monthly payment by the Fund to the Distributor in such amounts that the Distributor may request or for direct payment by the Fund, for certain costs incurred under the Plan, subject to periodic Board approval, provided that each such payment is based on the average daily value of the Fund's net assets during the preceding month and is calculated at an annual rate not to exceed 0.25%. The Distributor will use all amounts received under the Plan for payments to broker-dealers or financial institutions for their assistance in distributing shares of the Fund and otherwise promoting the sale of Fund shares, including payments in amounts based on the average daily value of Fund shares owned by shareholders in respect of which the broker-dealer or financial institution has a distributing relationship. The Distributor may also use all or any portion of such fees to pay Fund expenses such as the printing and distribution of prospectuses sent to prospective investors; the preparation, printing and distribution of sales literature and expenses associated with media advertisements.


     The Plan provides for the Distributor to prepare and submit to the Board of Trustees on a quarterly basis written reports of all amounts expended pursuant to the Plan and the purpose for which such expenditures were made. The Plan provides that it may not be amended to increase materially the costs which the Fund may bear pursuant to the Plan without shareholder approval and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who neither are "interested persons" (as defined in the 1940
Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees of the Trust has been committed to the discretion of the Trustees who are not "interested persons" of the Trust. The Plan has been approved, and is subject to annual approval, by the Board of Trustees and by the Trustees who neither are "interested persons" nor have any direct or indirect financial interest in the operation of the Plan, or by vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of the holders of a majority of the shares of the Fund. The Adviser and the Administrator from time to time may use a portion of its revenues to pay certain distribution related costs. As shown below, no payments have been made pursuant to the Plan.

     DISTRIBUTION FEES. For the fiscal years ended OCTOBER 31, 1998 and October 31, 1997, BISYS, as Distributor to the Funds, was entitled to, however waived entirely, distribution fees pursuant to the Plan in the following amounts:

                                            DISTRIBUTION  FEES
                                               FYE 10/31/98
                                            EARNED         WAIVED
Money Market Fund                          $128,957       $128,957
Short-Term Bond Fund                        145,702        145,702
Intermediate Bond Fund                      124,867        124,867
Stock Fund                                  232,097        232,097
International Multi-Manager Stock Fund      141,189        141,189
Kansas Tax-Exempt Bond Fund                 300,392        300,392

     For fiscal year ended August 31, 1996, SEI Financial Services Company, as Distributor to the Predecessor Kansas Fund, retained distribution fees of $1,614 in connection with the sales charges collected on shares of the Predecessor Kansas Fund. For the fiscal year ended August 31, 1997, inasmuch as the Kansas Tax-Exempt Bond Fund's shares were no longer subject to a sales charge, no distribution fees were paid to BISYS as Distributor.

ADMINISTRATION AND FUND ACCOUNTING SERVICES

     BISYS provides management and administrative services necessary for the operation of the Funds, including, among other things: (i) preparation of shareholder reports and communications; (ii) regulatory compliance, such as reports to and filings with the SEC and state securities commissions; and (iii) general supervision of the operation of the Funds, including coordination of the services performed by the Adviser, the Distributor, transfer agent, custodians, independent accountants, legal counsel and others. In addition, BISYS furnishes office space and facilities required for conducting the business of the Funds and pays the compensation of the Funds' officers, employees and Trustees affiliated with BISYS. For these services, BISYS receives from each Fund a fee, payable monthly, at the annual rate of 0.20% (15% for International

Multi-Manager Fund, while invested in the Portfolio) of each Fund's average daily net assets.

     The Administration Agreement is for a one year term and is subject to annual approval by a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administration Agreement. The Administration Agreement will terminate automatically in the event of its assignment.

     Administration Fees. For the periods ended October 31, 1998 and October 31, 1997, BISYS, as Administrator to the Funds was entitled to administration fees in the following amounts:


                                          ADMINISTRATION FEES          ADMINISTRATION FEES
                                               FYE 10/31/98                  FYE 10/31/97
                                          EARNED          WAIVED       EARNED          WAIVED
Money Market Fund                         $103,167         $     --    $96,617        $     --
Short-Term Bond Fund                       116,563               --     64,579           2,840
Intermediate Bond Fund                      99,894               --     54,123           2,945
Stock Fund                                 185,680               --     84,709           2,942
International Multi-Manager Stock Fund      84,714               --     32,690           7,743
Kansas Tax-Exempt Bond Fund                240,155           120,076    33,874          33,874

     Additionally, BISYS Fund Services, Inc. ("BFSI"), an affiliate of BISYS, serves as the Fund Accounting Agent to the Trust pursuant to a Fund Accounting Agreement. For the fiscal year ended October 31, 1998 BFSI, as Fund Accountant for the Funds was entitled to fees in the following amounts:

                                           FUND ACCOUNTING FEES                   FUND ACCOUNTING FEES
                                         FYE 10/31/98                           FYE 10/31/97
                                          EARNED          WAIVED                 EARNED          WAIVED
Money Market Fund                         $30,352        $     --                $ 24,065       $    --
Short-Term Bond Fund                       39,973              --                  27,504            --
Intermediate Bond Fund                     38,652              --                  27,711            --
Stock Fund                                 33,828              --                  26,079            --
International Multi-Manager Stock Fund     30,020              --                  23,303            --
Kansas Tax-Exempt Bond Fund                41,461              --                  17,492            --

SERVICE ORGANIZATIONS

     The Trust also contracts with banks (including the Adviser), trust companies, broker-dealers (other than BISYS) or other financial organizations ("Service Organizations") to provide certain administrative services for the Funds. Services provided by Service Organizations may include among other things: providing necessary personnel and facilities to establish and maintain certain shareholder accounts and records; assisting in processing purchase and redemption transactions; arranging for the wiring of funds; transmitting and receiving funds in connection with shareholders orders to purchase or redeem shares; verifying and guaranteeing client signatures in connection with redemption orders, transfers among and changes in shareholders designating accounts; providing periodic statements showing a shareholder's account balance and, to the extent practicable, integrating such information with other client transactions; furnishing periodic and annual statements and confirmations of all purchases and redemptions of shares in a shareholder's account; transmitting proxy statements, annual reports, and updating prospectuses and other communications from the Funds to shareholders; and providing such other services as the Funds or a shareholder reasonably may request, to the extent permitted by applicable statute, rule or regulation. Neither BISYS, nor the Distributor will be a Service Organization or receive fees for servicing. Service Organizations for Institutional Premium Class shareholders may also provide record keeping, communication with and education of shareholders, fiduciary services (exclusive of investment management) and asset allocation services. With respect to the Kansas Tax-Exempt Bond Fund, shareholder service fees for the period September 1, 1997 through October 31, 1998 amounted to $96,062, but such fees were waived in their entirety. No shareholder service fees were paid with respect to the other INTRUST Funds.


     Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

     The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

     If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Trust and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Trust might occur and a shareholder serviced by such a bank might no longer be able to avail itself of any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                                    EXPENSES

     Except for the expenses paid by INTRUST and BISYS, the Funds bear all costs of their operations.

                        DETERMINATION OF NET ASSET VALUE

     The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which the Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

     Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two Nationally Recognized Statistical Rating

Organizations ("NRSROs"), such as "A-1" by Standard & Poor's and "P-1" by Moody's; (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Adviser or the Adviser pursuant to guidelines approved by the Board and subject to the ratification of the Board.

     In addition, the Fund will not invest more than 5% of its total assets in the securities (including the securities collateralizing a repurchase agreement) of, or subject to puts issued by, a single issuer, except that, the Fund may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation, and the limitation with respect to puts does not apply to unconditional puts if no more than 10% of a Fund's total assets are invested in securities issued or guaranteed by the issuer of the unconditional put. Investments in rated securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated securities not determined by the Board of Trustees to be comparable to those rated in the highest rating category, will be limited to 5% of a Fund's total assets, with investment in any one such issuer being limited to no more than the greater of 1% of a Fund's total assets or $1,000,000.

     Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Funds calculated by using available market quotations deviates from $l.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

     The Non-Money Market Funds value their portfolio securities in accordance with the procedures described in the Prospectus.

                             PORTFOLIO TRANSACTIONS

     Investment decisions for the Funds and the Portfolio and for the other investment advisory clients of the Adviser and the Portfolio Advisers are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser and the Portfolio Advisers, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

     The Funds and the Portfolio have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees and the AMR Trust Board, the Adviser and Portfolio Advisers, as appropriate, are primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds and the Portfolio to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser and Portfolio Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions.

     The cost of executing portfolio securities transactions for the Money Market Fund primarily consists of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Funds or the Sponsor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC.

     The Adviser and Portfolio Advisers may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Adviser or Portfolio Advisers. By allocating transactions in this manner, the Adviser and the Portfolio Advisers are able to supplement their research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and securities market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

     Some of these services are of value to the Adviser and Portfolio Advisers in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds and the Portfolio are not reduced because the Adviser or Portfolio Advisers or their affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser and Portfolio Advisers may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser and Portfolio Advisers an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser and Portfolio Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     For the fiscal years ended October 31, 1998, and October 31, 1997, purchase and sale transactions by Short Term Bond Fund, Intermediate Bond Fund, Money Market Fund, International Multi-Manager Stock Fund and Kansas Tax Exempt Fund did not involve brokerage commissions. The total brokerage commissions paid by Stock Fund for the fiscal years ended October 31, 1998 and October 31, 1997 were $200,637.44 and $160,871.28, respectively.

PORTFOLIO TURNOVER

     Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. It is anticipated that the annual portfolio turnover rate normally will not exceed the amounts stated in the Funds' Prospectuses and financial statements. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

     For the fiscal year ended October 31, 1998, portfolio turnover rates for each of the Funds were 55.75%, 39.07%, 102.36% and 13.51% for the Short-Term Bond Fund, Intermediate Bond Fund and Stock Fund and Kansas Tax-Exempt Bond Fund, respectively.

     For the fiscal year ended October 31, 1997, portfolio turnover rates for each of the Funds were 84.41%, 108.73% and 71.76% for the Short-Term Bond Fund, Intermediate Bond Fund and Stock Fund, respectively. For the period September 1, 1997 through October 31, 1997, the portfolio turnover rate for the Kansas Tax-Exempt Bond Fund was 5.87%.

                                    TAXATION

     The Funds have qualified and intend to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

     Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. As of the Fiscal year ended October 31, 1998, Short Term Bond Fund and International Multi-Manager Stock Fund have capital loss carry forwards of $35,915 and $1,877,336, respectively. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Some Funds and the Portfolio may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund or the Portfolio held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's or, in the case of the International Multi-Manager Stock Fund, the Portfolio's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) and the International Multi-Manager Stock Fund will be taxed on its proportionate share of the Portfolio's excess distributions allocated to that holding period even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

     A Fund or the Portfolio may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund or the Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's and the Portfolio's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself or the Portfolio to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard. The Portfolio does not intend to acquire stock of issuers that are considered PFICs.

     Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends received deduction from 70 to 50 percent.

     Distributions of net long term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

     Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

     The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call Option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds and the Portfolio may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund or the Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should contact their own tax advisors in this regard.

     Generally, the hedging transactions undertaken by a Fund or the Portfolio may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund or the Portfolio. In addition, losses realized by a Fund or the Portfolio on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund or the Portfolio of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund or Portfolio which is taxed as ordinary income when distributed to stockholders.

     A Fund or the Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Fund or the Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should contact their own tax advisors in this regard.

     Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund or, in the case of the International Multi-Manager Stock Fund, the Portfolio will be able to engage in transactions in options, futures, and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund or the Portfolio accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund or the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should contact their own tax advisors in this regard.

     Income received by a Fund or the Portfolio from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign governments and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund or, in the case of the International Multi-Manager Stock Fund, its proportionate share of such taxes paid by the Portfolio. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid (or deemed paid) by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund or the Portfolio will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund (including, in the case of the International Multi-Manager Stock Fund, its proportionate share of the Portfolio's foreign source passive income). The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

     The Funds are required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholders U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

     The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

   TAXATION OF THE PORTFOLIO

     The Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the International Multi-Manager Stock Fund (the "Fund"), is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

     The Fund will be deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a Regulated Investment Company. Accordingly, the Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

     Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

     KANSAS TAX-EXEMPT BOND FUND. This Fund intends to manage its portfolio so that it will be eligible to pay "exempt-interest dividends" to shareholders. The Fund will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that the Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Fund will inform shareholders annually as to the portion of the distributions from the Fund which constitute exempt-interest dividends. In addition, for corporate shareholders of the Fund, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

     To the extent that the Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

     Upon redemption, sale or exchange of shares in this Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. The discussion above provides additional detail about the income tax consequences of disposing of Fund shares.

     Deductions for interest expense incurred to acquire or carry shares of the Fund may be subject to limitations that reduce, defer, or eliminate such deductions. This includes limitations on deducting interest on indebtedness properly allocable to investment property (which may include shares of the Fund). In addition, a shareholder may not deduct a portion of interest on indebtedness incurred or continue to purchase or carry shares of an investment company (such as this Fund) paying exempt-interest dividends. Such disallowance would be in an amount which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends, excluding net capital gain dividends received by the shareholder. Under rules issued by the IRS for determining when borrowed funds are considered used for the purposes of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

     Certain of the debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code. Original issue discount on an obligation, the interest from which is exempt from Federal income tax, generally will constitute tax-exempt interest income.

     Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary taxable income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

     Under Kansas law, a mutual fund which qualifies as a regulated investment company generally must have at least 50% of its total assets in Kansas state and local issues at the end of each quarter of its taxable year in order to be eligible to pay dividends which will be exempt from Kansas personal income tax. Generally, shareholders who are Kansas residents will not incur Kansas personal income tax on the amount of exempt-interest dividends received by them from the Fund and derived from Kansas state and local issues, whether taken in cash or paid in additional shares. Gain on the sale or redemption of Fund shares is subject to Kansas personal income tax.

     Shareholders will normally be subject to Kansas personal income tax on dividends paid from income derived from taxable securities and other taxable investments, and from securities issued by states other than Kansas and on distribution of capital and other taxable gains.

     The Fund will be required to report to the IRS all distributions of investment company taxable income and net capital gains and gross proceeds from the redemption or exchange of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds from the redemption or exchange of the Fund's shares may be subject to withholding of Federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their status under Federal income tax laws.

     A deductible "environmental tax" of 0.12% is imposed on a corporation's modified alternative minimum taxable income in excess of $2 million. The environmental tax will be imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability. To the extent that exempt-interest dividends paid by a Fund are included in alternative minimum taxable income, corporate shareholders may be subject to the environmental tax.

     Opinions relating to the validity of municipal securities and the exemption of interest thereon from Federal income tax are rendered by bond counsel to the issuers. The Fund, the Adviser and its affiliates, and the Funds' counsel make no review of proceedings relating to the issuance of state or municipal securities on the basis of such opinions.

     Persons who may be "substantial users" (or "related persons" to substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of this Fund since the acquisition of shares of the Fund may result in adverse tax consequences to them. In addition, all shareholders of a Fund should consult their tax advisers about the tax consequences to them of their investments in the Fund.

     Changes in the tax law, including provisions relating to tax-exempt income, frequently come under consideration. If such changes are enacted, the tax consequences arising from an investment in Kansas Tax-Exempt Bond Fund may be affected. Since the Trust does not undertake to furnish tax advice, it is important for shareholders to consult their tax advisers regularly about the tax consequences to them of investing in one or more of the INTRUST Funds.

                                OTHER INFORMATION

CAPITALIZATION


     The Trust is a Delaware business trust established under a Declaration of Trust dated January 26, 1996 and currently consists of eleven separately managed portfolios. Each portfolio is comprised of two classes of shares -- the Service Class" and the Premium Class." The two classes are identical with the exception that the shareholders in the Premium Class may pay additional Service Organization fees in an amount up to 0.50% of the daily net asset value of the Fund's shares owned by shareholders with whom the Service Organization has a servicing relationship for record keeping, communications with and education of shareholders, fiduciary services (excluding investment management) and asset allocation services. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.


     Expenses incurred in connection with each Fund's organization and the public offering of its shares have been deferred and are being amortized on a straight-line basis over a period of not more than five years.

     As of February 10, 1999, no person owned of record, or to the knowledge of management beneficially owned five percent or more of the outstanding shares of the respective Fund or classes except as set forth below. Please note that as of February 10, 1999, there were no Premium Class shareholders of record for any of the Funds.

MONEY MARKET FUND
SERVICE CLASS                                      SHARES OWNED                    PERCENTAGE OWNED
-----------------                                  ------------                    ----------------
Transco & Company                                65,556,418.370                              99.83%
Cash Account
c/o INTRUST Bank/Trust Division
105 N. Main

Wichita, KS 67201

Short-Term Bond Fund
Service Class                                      Shares Owned                    Percentage Owned
--------------------                               ------------                    ----------------
Transco & Company                                 1,915,574.384                                 31%
Reinvest Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

Transco & Company                                 4,263,297.807                              68.99%
Cash Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

INTERMEDIATE BOND FUND
SERVICE CLASS                                      SHARES OWNED                    PERCENTAGE OWNED
----------------------                             ------------                    ----------------
Transco & Company                                 1,439,142.699                              27.86%
Reinvest Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

Transco & Company                                 3,706,950.615                              72.03%
Cash Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

STOCK FUND
SERVICE CLASS                                      SHARES OWNED                    PERCENTAGE OWNED
-------------                                      ------------                    ----------------
Transco & Company                                 6,479,109.437                              61.81%
Reinvest Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

Transco & Company                                 3,994,462.085                              38.11%
Cash Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

INT'L MULTI-MANAGER STOCK FUND
SERVICE CLASS                                      SHARES OWNED                    PERCENTAGE OWNED
------------------------------                     ------------                    ----------------
Transco & Company                                 2,720,522.933                              54.28%
Reinvest Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

Transco & Company                                 2,290,382.946                              45.69%
Cash Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

KANSAS TAX-EXEMPT BOND FUND
SERVICE CLASS                                      SHARES OWNED                    PERCENTAGE OWNED
---------------------------                        ------------                    ----------------
Transco & Company                                 1,452,506.178                              10.52%
Reinvest Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

Transco & Company                                12,234,186.421                               88.61
Cash Account
c/o INTRUST Bank/Trust Division
105 N. Main
Wichita, KS 67201

     The Funds do not know the extent to which other holders of record were beneficial owners of shares indicated.

VOTING RIGHTS

     Under the Declaration of Trust, the Trust is not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. When certain matters affect only one class of shares but not another, the shareholders would vote as a class regarding such matters. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

     The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     INTRUST acts as custodian of the Trust's assets. BFSI acts as transfer agent for the Funds. The Trust compensates BISYS for providing personnel and facilities to perform transfer agency related services for the Trust at a rate intended to represent the cost of providing such services. The International Multi-Multi-Manager Stock Fund pays no custodian fees as long as all of its assets are invested in another mutual fund, but incurs its pro-rata portion of the custody fees of Chase Manhattan Bank, N.A. as Portfolio Custodian. The AMR Trust Board has reviewed and approved custodial arrangements for securities held outside of the United States in accordance with Rule 17f-5 of the 1940 Act.

INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings. KPMG LLP is located at Two Nationwide Plaza, Columbus, Ohio, 43215.

YIELD AND PERFORMANCE INFORMATION

     The Funds may, from time to time, include their yield, effective yield, tax equivalent yield and average annual total return in advertisements or reports to shareholders or prospective investors. For the Kansas Tax-Exempt Bond Fund, such amounts may include returns from its predecessor Fund, the SEI Kansas Tax Free Income Portfolio.

     Current yield for the Money Market Fund will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)[RAISED TO THE (365/7) POWER]] -- 1.

     For the seven-day period ended October 31, 1998, the seven-day effective yield for the Money Market Fund was 4.93%.

     Quotations of yield for the Non-Money Market Fund will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                 YIELD = 2[(a-b+ 1)-l][RAISED TO THE 6TH POWER]
                                     ------
                                       cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     For the 30-day period ended October 31, 1998, the yield for the Short-Term Bond Fund and Intermediate Bond Fund were 5.29% and 5.56%, respectively.

     Quotations of tax-equivalent yield for the Kansas Tax-Exempt Bond Fund will be calculated according to the following formula:

                                       TAX EQUIVALENT YIELD = ( E )
                                                              ----
                                                               1-p

     E = Tax-Exempt yield
     p = stated income tax rate

     For the 30-day period ended October 31, 1998, the yield for the Kansas Tax-Exempt Bond Fund was 4.79% and tax equivalent yield, assuming a 39.6% federal tax rate, was 7.05%. Such yield information includes the prior yield of the SEI Kansas Tax Free Income Portfolio.

     Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years and since inception (up to the life of the Fund), calculated pursuant to the following formula:

     P (1 + T)[RAISED TO THE NTH POWER] = ERV

(where P = a hypothetical initial payment of $l,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect the deduction of the maximum sales charge and a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

     For the fiscal year ended October 31, 1998, the total return for the International Multi-Manager Stock Fund, Short-Term Bond Fund, Intermediate Bond Fund and Stock Fund was 3.61%, 6.96%, 8.16% and 12.49%, respectively.


     For the period since inception and ended October 31, 1998, the average annual total returns were for the following Funds and inception dates:
Short-Term Bond Fund (1/21/97), 6.85%; Intermediate Bond Fund (1/21/97), 8.45%; and Stock Fund (1/21/97), 14.53%.

     For the one year, three year, five year periods ended October 31, 1998, and the period from commencement of operations (December 10, 1990) through October 31, 1998, the average annual total returns for the Kansas Tax-Exempt Bond Fund were 7.01%, 6.18%, 5.49% and 6.82%, respectively. Such performance includes the prior performance of the SEI Kansas Tax Free Income Portfolio. Of course, past performance is no guarantee as to future performance.


     For the one year, three year, five year periods ended October 31, 1998 and the period since inception (August 7, 1991), the average annual total returns for the International Multi-Manager Stock Fund were 3.61%, 12.09%, 12.24% and 10.90%, respectively. Such performance includes the performance of the International Equity Portfolio, the services of the AMR Investment Service Trust in which all of the International Multi-Manager Stock Fund's assets are invested, from November 1, 1995 (its inception) through January 19, 1997. Such performance also includes the performance of the American AAdvantage International Equity Fund, a predecessor fund of the International Equity Portfolio, from August 7, 1991 (its inception) through October 31, 1995.

     Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its yields or total return to current or prospective unit holders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexed which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for the Funds may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare the Funds' results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Investors who purchase and redeem shares of the Funds through a customer account maintained at a Service Organization may be charged one or more of the following types of fees as agreed upon by the Service Organization and the investor, with respect to the customer services provided by the Service
Organization: account fees (a fixed amount per month or per year); transaction fees (a fixed amount per transaction processed); compensating balance requirements (a minimum dollar amount a customer must maintain in order to obtain the services offered); or account maintenance fees (a periodic charge based upon a percentage of the assets in the account or of the dividends paid on those assets). Such fees will have the effect of reducing the yield and average annual total return of the Funds for those investors. Investors who maintain accounts with the Trust as transfer agent will not pay these fees.

FINANCIAL STATEMENTS


     The Report of Independent Auditors and Financial Statements of the Funds for period ended October 31, 1998 are incorporated herein by reference to the Trust's Annual Report, such Financial Statements having been audited by KPMG LLP, independent auditors, and is so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. The Independent Auditors of the AMR Investment Services Trust International Equity Portfolio is Ernst & Young LLP. The Financial Highlights of the AMR Investment Services Trust International Equity Portfolio appearing in the Prospectus has been audited by Ernst & Young LLP. whose report thereon appears in this SAI. Copies of such Annual Report are available without charge upon request by writing to INTRUST Funds Trust, 3435 Stelzer Road, Columbus, Ohio 43219-8006 or telephoning (888) 266-8787.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

     Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa--judged to be the best quality and they carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds; A--possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa--considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Other Moody's bond descriptions include: Ba--judged to have speculative elements, their future cannot be considered as well assured; B--generally lack characteristics of the desirable investment; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--speculative in a high degree, often in default; C--lowest rated class of bonds, regarded as having extremely poor prospects.

     Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

     Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA--highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA--also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A--regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB--regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     S&P applies indicators "+, -," no character, and relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

PART C.                    OTHER INFORMATION
---------


Item 23.          Exhibits:

                           (a)         Trust Instrument.(2)

                           (b)         Bylaws of Registrant.(2)

                           (c)         None.

                           (d)(1) Form of Master Investment Advisory Agreement and Supplements between Registrant and Adviser relating to Money Market Fund, Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund, International Multi-Manager Stock Fund and the Kansas Tax-Exempt Bond Fund.(1)

                           (d)(2) Form of Master Investment Advisory Agreement and Supplements between Registrant and Adviser relating to the NestEgg Funds.(5)

                           (d)(3) Form of Sub-Advisory Agreements between Adviser and Sub-Advisers.(1)

                           (d)(4) Form of Master Administration Agreement and Supplements between Registrants and Administrator.(1)

                           (d)(5) Agreement among AMR Investment Services Trust, AMR Investment Services, Inc., INTRUST Funds Trust and BISYS Fund Services, dated January 17, 1997.(5)

                           (d)(6) Investment Advisory Contracts by and among BZW Barclays Global Fund Advisors and Master Investment Portfolio, each dated January 1, 1996, on behalf of each of the LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio, are incorporated by reference to Master Investment Portfolio Amendment No. 3 to Registration Statement on Form POS-AMI (1940 Act File No. 811-08162) filed with the Commission on January 5, 1996.

                                                                               7
                           (d)(7) Form of Third Party Feeder Fund Agreement between Registrant and Master Investment Portfolio with respect to NestEgg Funds.(5)

                           (e) Form of Master Distribution Contract and Supplements between Registrant and Distributor.(1)

                           (f)         None.

                           (g)(1) Form of Custodian Contract between Registrant and Custodian.(1)

                           (g)(2) Custody Agreement with Investors Bank & Trust, N.A. with respect to the Master Portfolios incorporated by reference to Master Investment Portfolio Amendment No. 5 to Registration Statement on Form POS-AMI (1940 Act File No. 811-08162)
                                       filed with the Commission on June 30,
                                       1997.

                           (h)(1) Form of Transfer Agency and Service Agreement between Registrant and Transfer Agent.(1)

                           (h)(2)      Form of Service Organization
                                       Agreement.(1)

                           (h)(3) Form of Fund Accounting Agreement between Registrant and Investors Bank & Trust Company with respect to NestEgg
                                       Funds.(5)


                           (i) Consent of Paul, Weiss, Rifkind, Wharton & Garrison, counsel to Registrant.


                           (j)(1)      Consent of KPMG LLP.


                           (j)(2)      Consent of Ernst & Young LLP.


                           (k)         None.

                           (l)         Subscription Agreement.(1)

                           (m) Amended Form of Rule 12b-1 Distribution Plan and Agreement between Registrant and Distributor--(5)

                           (n)         Financial Data Schedules for INTRUST--

                           (o)     Rule 18f-3 Plan.(1)

                  Other Exhibits:

                           (A)      Power of Attorney.(1)

                           (B)      Power of Attorney dated February 9, 1998.(4)


                           (C) Powers of Attorney dated August 11, 1998 for Master Investment Portfolio(5)


(1) Previously filed on December 23, 1996 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 1 on June 27, 1997, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 2 on December 22, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 3 on February 27, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 7 on November 30, 1998, and incorporated by reference herein.

Item 24.          Persons Controlled by or under Common Control with Registrant.

                  None.

Item 25.          Indemnification.

                  As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the "1940 Act") and pursuant to Article X of the Registrant's Trust Instrument (Exhibit 1 to the Registration Statement), Section 4 of the Master

Investment Advisory Contract between Registrant and the Adviser (Exhibit 5(a) to this Registration Statement), and Section 14 of the Master Distribution Contract between Registrant and the Distributor (Exhibit 6 to this Registration Statement) officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                  The Registrant will purchase an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

                  Section 4 of the Master Investment Advisory Contract between Registrant and the Adviser and Section 9 of the Master Distribution Contract between Registrant and the Distributor limit the liability of the Adviser, and the distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

                  The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust, By-Laws, Investment Advisory Contracts and Distribution Contract in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26.          Business and Other Connections of INTRUST Bank, N.A.

                  INTRUST Bank, N.A. is a majority-owned subsidiary of INTRUST Financial Corporation (formerly First Bancorp of Kansas), a bank holding company. INTRUST Bank, N.A. is a national banking association which provides a full range of banking and trust services to clients. As of December 31, 1997 total assets under management were approximately $2 billion. The principal place of business address of the Adviser is 105 North Main Street, Box One, Wichita, Kansas 67201. The executive officers of INTRUST Bank, N.A. and INTRUST
Financial Corporation and such executive officers' positions during the past two years are as follows:

                               INTRUST Bank, N.A.
                               ------------------

Name                                   Position and Office
-----                                  -------------------

C.Q. Chandler, IV                      Chairman, President and Chief
                                       Executive Officer (Vice Chairman prior
                                       to February, 1996)
J.V. Lentell                           Vice Chairman
Ron Baldwin                            Vice Chairman
                                       (Hired February, 1996; Executive Vice
                                       President Fourth Financial Corporation
                                       prior to February, 1996)
Phillip J. Owings                      Executive Vice President(Senior Vice
                                       President prior to March 1998)

                          INTRUST Financial Corporation
                          -----------------------------

Name                                   Position and Office
-----                                  -------------------

C.Q. Chandler III                       Chairman and Chief Executive Officer
C.Q. Chandler, IV                       President
Jay Smith                               Executive Vice President

Rick Beach                             Executive Vice President (Senior Vice
                                       President prior to March, 1996)


Business and Other Connections of BGFA

         The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 Master Portfolios are advised by Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI", formerly, Wells Fargo Institutional Trust Company).

         BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities, including acting as investment adviser and/or sub-adviser to certain open-end management investment companies and various other institutional investors.

         The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Registrant, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position                           Principal Business(es) During at
at BGFA                                     Least the Last Two Fiscal Years
-----------------                           -------------------------------
Frederick L.A. Grauer                       Director of BGFA and Co-Chairman and Director of BGI
Director                                    45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                               Director of BGFA and Co-Chairman and Director of BGI
Director                                    45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint                            Chairman of the Board of Directors of BGFA and Chairman
Chief Executive Officer of BGI              and Director; 45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher                           Chief Financial Officer of BGFA and BGI since May 1997 45
                                            Fremont Street, San Francisco, CA 94105 Managing Director and
                                            Principal Accounting Officer at Bankers Trust Company from 1988 -
                                            1997 505 Market Street, San Francisco, CA 94111

Item 29.          Principal Underwriter


                  (a) BISYS acts as Distributor/Underwriter for other registered investment companies:


                           BISYS FUND SERVICES LIMITED PARTNERSHIP
                           ---------------------------------------
                                Alpine Equity Trust
                                The ARCH Fund, Inc.
                                American Performance Funds
                                AmSouth Mutual Funds
                                The BB&T Mutual Funds Group
                                The Coventry Group
                                ESC Strategic Funds, Inc.
                                The Eureka Funds
                                Governor Funds
                                Gradison Custodian Trust
                                Gradison Growth Trust
                                Gradison-McDonald Municipal Custodian Trust
                                Fifth Third Funds
                                Hirtle Callaghan Trust
                                HSBC Funds Trust and HSBC Mutual Funds Trust
                                INTRUST Funds Trust
                                The Infinity Mutual Funds, Inc.
                                The Kent Funds
                                Magna Funds
                                Meyers Investment Trust

                                MMA Praxis Mutual Funds
                                M.S.D.&T. Funds
                                Pacific Capital Funds
                                The Parkstone Advantage Funds
                                Pegasus Funds
                                Puget Sound Alternative Investment Series Trust Republic Advisor Funds Trust
                                Republic Funds Trust
                                Sefton Funds Trust
                                The Sessions Group
                                SSgA Liquidity Fund
                                Summit Investment Trust
                                Variable Insurance Funds
                                The Victory Portfolios
                                The Victory Variable Insurance Funds
                                Vintage Mutual Funds, Inc.

                  (b)      Officers and Directors.

Name and Principal                          Positions and                    Position
Business Address                            Offices with Registrant          with Underwriter
----------------                            -----------------------          ----------------
BISYS Fund Services, Inc.                   None                             Sole General Partner
3435 Stelzer Road
Columbus, Ohio 43219
WC Subsidiary Corporation                   None                             Sole Limited Partner
150 Clove Road
Little Falls, New Jersey 07424

                  (c)      Not applicable.

Item 28.          Location of Accounts and Records

         (a) All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of BISYS (as administrators, transfer agent, fund accountant and distributor) located at 3435 Stelzer Road, Columbus, Ohio 43219 and INTRUST (as adviser and custodian) at 105 North Main Street, Box One, Wichita, Kansas 63201 and AMR Investment Services, Inc., at 4333 Amon Carter Boulevard, MD, 5645, Fort Worth, Texas 76155.

         (b) BGFA maintains all records relating to their services as adviser for the Master Investment Portfolio at 45 Fremont Street, San Francisco, California 94105.

         (c) Investors Bank & Trust Company maintains all records relating to its services as fund accountant and custodian to the Master Portfolios at 89 South Street, Boston, Massachusetts 02111.

Item 29.          Management Services.

                  Not applicable.

Item 30.          Undertakings.

                  (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the removal of a trustee if requested to do so by the holders of at least 10% of the Registrant's outstanding shares.

                  (b) Registrant undertakes to provide the support to shareholders specified in Section 16(c) of the 1940 Act as though that section applied to the Registrant.

                  (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, INTRUST Funds Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on March 5, 1999.


                                              INTRUST FUNDS TRUST



                                              By:  /s/ David Bunstine
                                                   ----------------------------
                                                   David Bunstine, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                     Title                            Date
/s/  Terry L. Carter*                         Trustee                          March 5, 1999
----------------------------
     Terry L. Carter

/s/  Thomas F. Kice*                          Trustee                          March 5, 1999
----------------------------
     Thomas F. Kice

/s/  George Mileusnic*                        Trustee                          March 5, 1999
----------------------------
     George Mileusnic

/s/  John J. Pileggi*                         Trustee                          March 5, 1999
----------------------------
     John J. Pileggi

/s/  G.L. Best*                               Trustee                          March 5, 1999
----------------------------
     G.L. Best

/s/  David Bunstine*                          Trustee                          March 5, 1999
----------------------------
     David Bunstine

/s/  Paul Kane*                               Treasurer                        March 5, 1999
----------------------------                  (Principal Financial
     Paul Kane                                and Accounting
                                              Officer)

*By: /s/ David Bunstine                       President                        March 5, 1999
----------------------------
     David Bunstine
     Attorney-in-Fact

                                   SIGNATURES


                  AMR Fund Investment Services Trust has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the INTRUST Funds Trust to be signed on its behalf by the undersigned only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust, hereunto duly authorized, in the City of Fort Worth and the State of Texas on March 5, 1999.


                                       AMR INVESTMENT SERVICES TRUST.


                                            By:  /s/ William F. Quinn
                                                 ------------------------------
                                                 William F. Quinn, President

Attest:

By:  /s/ Barry Y. Greenberg
     -----------------------------------
     Barry Y. Greenberg, Vice President
     and Assistant Secretary


                  This Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the INTRUST Funds Trust has been signed below by the following persons in the capacities and on the dates indicated only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust.

Signature                                        Title                           Date
----------                                       -----                           ----
By:    /s/ William F. Quinn*                     President and Trustee           March 5, 1999
       --------------------------
           William F. Quinn

By:    /s/ Alan D. Feld*                         Trustee                         March 5, 1999
       --------------------------
           Alan D. Feld

By:    /s/ Ben J. Fortson*                       Trustee                         March 5, 1999
       --------------------------
           Ben J. Fortson

Signature                                        Title                           Date
---------                                        -----                           ----
By:    /s/ John S. Justin*                       Trustee                         March 5, 1999
       --------------------------
           John S. Justin

By:    /s/ Stephen D. O'Sullivan*                Trustee                         March 5, 1999
       --------------------------
           Stephen D. O'Sullivan

By:    /s/ Roger T. Staubach*                    Trustee                         March 5, 1999
       --------------------------
           Roger T. Staubach

By:    /s/ Kneeland Youngblood*                  Trustee                         March 5, 1999
       --------------------------
           Kneeland Youngblood

By:    /s/ William F. Quinn                                                      March 5, 1999
       --------------------------
           William F. Quinn
           Attorney-in-Fact

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of INTRUST Funds Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 5th day of March, 1999.


                               MASTER INVESTMENT PORTFOLIO
                               LIFEPATH 2000 MASTER PORTFOLIO
                               LIFEPATH 2010 MASTER PORTFOLIO
                               LIFEPATH 2020 MASTER PORTFOLIO
                               LIFEPATH 2030 MASTER PORTFOLIO
                               LIFEPATH 2040 MASTER PORTFOLIO


                                     By   /s/ Richard H. Blank, Jr.
                                          -------------------------------------
                                          Richard H. Blank, Jr.
                                          Secretary and Treasurer
                                          (Principal Financial Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


                 Name                              Title                                   Date
                 ----                              -----                                   ----

/s/ Richard H. Blank, Jr.                Secretary and Treasurer                         March 5, 1999
-----------------------------------      (Principal Financial Officer)
Richard H. Blank, Jr.

-----------------------------------      Trustee                                         March 5, 1999
Jack S. Euphrat*
                                         Chairman, President
-----------------------------------      (Principal Executive Officer), and Trustee      March 5, 1999
R. Greg Feltus*

-----------------------------------      Trustee                                         March 5, 1999
Thomas S. Goho*

-----------------------------------      Trustee                                         March 5, 1999
W. Rodney Hughes*

-----------------------------------      Trustee                                         March 5, 1999
J. Tucker Morse*


* Richard H. Blank, Jr. signs this document pursuant to powers of attorney filed herewith.


                                          *By  /s/ Richard H. Blank, Jr.
                                               ---------------------------------
                                               Richard H. Blank, Jr.
                                               Attorney in Fact

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees AMR Investment Services Trust - International Equity Portfolio

We have audited the accompanying statement of assets and liabilities of the AMR Investment Services Trust International Equity Portfolio ("the Portfolio"), including the schedule of investments, as of October 31, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods since 1996. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMR Investment Services Trust - International Equity Portfolio at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods since 1996, in conformity with generally accepted accounting principles.


                                                 Ernst & Young LLP


Dallas, Texas
March 5, 1999